As filed with the Securities and Exchange Commission on March 6, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09079

Morgan Keegan Select Fund, Inc.

(Exact name of registrant as specified in charter)

Morgan Keegan Tower
Fifty North Front Street
Memphis, Tennessee 38103
(Address of principal executive offices) (Zip code)

Charles D. Maxwell

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100 with copies to:

Jennifer R. Gonzalez, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, DC 20006

Date of fiscal year end: June 30, 2008

Date of reporting period: December 31, 2007

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders of Morgan Keegan Select Fund, Inc. (the “Fund”) pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Semi-Annual Report

December 31, 2007

Morgan Keegan

Select Fund, Inc.

Regions Morgan Keegan
Select Short Term Bond Fund

A bond fund for investors who seek a high level of current income consistent with the preservation of capital primarily from investment grade bonds.

Regions Morgan Keegan
Select Intermediate Bond Fund

A bond fund for investors who seek to earn a high level of income primarily from intermediate maturity, investment grade bonds.

Regions Morgan Keegan
Select High Income Fund

A bond fund for investors who can accept higher risk and seek to earn a high level of income primarily from below investment grade bonds.

Select FUNDS

Regions Morgan Keegan

An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each Fund can be found in the Funds’ prospectus. To obtain a prospectus, call toll-free 800-564-2188. Please read the prospectus carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

i

LETTER TO SHAREHOLDERS

Dear Fellow Shareholders,

We are pleased to present the enclosed semi-annual report for Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund (each a “Fund” and, collectively, the “Funds”). In this report, you will find information on each Fund’s investment objective and strategy and learn how your investment performed during the six months ended December 31, 2007. The portfolio managers will also provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes each Fund’s unaudited financial statements and portfolio of investments as of December 31, 2007.

In recent months, we have seen the bond market come under considerable pressure as investors shunned one type of investment after another. At first, investors sold subprime debt and it appeared that this was a problem relating exclusively to the housing slow-down and marginal borrowers. As the summer advanced, investors turned their backs on other types of bonds as well, including bonds unrelated to housing and unrelated to marginal borrowers. Bond prices dropped substantially and consequently, so did the value of our Funds. Eventually, in early August, the bond markets for all but government bonds ground to a virtual halt. As the new year dawned, a hoped-for return of normal securities markets did not materialize. During this entire period, our portfolio managers and staff have worked diligently to keep abreast of developments in the markets and to make the best of this difficult situation.

As always, we appreciate your continued support of the Regions Morgan Keegan Select family of funds. It is important to stay focused on your long-term investment strategy. Your financial adviser can help you evaluate your portfolio’s performance to ensure that your diversified mix of investments is designed to help generate the long-term performance your goals demand. We remain committed to helping you pursue your financial goals through investments in our fund family. You have our commitment to bring you the highest level of disciplined decision making and personal service to meet your financial needs.

Sincerely,

Brian B. Sullivan, CFA

President

Morgan Keegan Select Fund, Inc.

February 22, 2008

ABOUT SHAREHOLDER AND FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of expenses on their investments. As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and on redemptions; and (2) operating costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. Operating costs, which are deducted from a Fund’s gross income, reduce the investment return of the Fund.

A Fund’s operating expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning July 1, 2007 and ending December 31, 2007.

The following table illustrates your Fund’s costs in two ways:

Based on actual fund return.    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading entitled “Expenses Paid During Period.”

Based on hypothetical 5% return.    This section is intended to help you compare your Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any sales charges (loads) on purchases or on redemptions which may be incurred by some of the Fund’s share classes. Therefore, the hypothetical account values and expenses in the table

ABOUT SHAREHOLDER AND FUND EXPENSES (UNAUDITED)

are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these sales charges (loads) were included, your overall costs would have been higher.

You can find more information about a Fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Annualized Expense Ratio	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period(1)

SHORT TERM BOND FUND
Actual
Class A Shares	0.75%	$1,000	$869.70	$3.52
Class C Shares	0.95%	1,000	868.40	4.46
Class I Shares	0.50%	1,000	871.80	2.35
Hypothetical (assuming a 5% return before expenses)
Class A Shares	0.75%	$1,000	$1,021.37	$3.81
Class C Shares	0.95%	1,000	1,020.36	4.82
Class I Shares	0.50%	1,000	1,022.62	2.54

INTERMEDIATE BOND FUND
Actual
Class A Shares	0.79%	$1,000	$504.20	$2.99
Class C Shares	1.15%	1,000	502.70	4.34
Class I Shares	0.54%	1,000	506.00	2.04
Hypothetical (assuming a 5% return before expenses)
Class A Shares	0.79%	$1,000	$1,021.17	$4.01
Class C Shares	1.15%	1,000	1,019.36	5.84
Class I Shares	0.54%	1,000	1,022.42	2.75

HIGH INCOME FUND
Actual
Class A Shares	1.14%	$1,000	$415.60	$4.06
Class C Shares	1.64%	1,000	414.40	5.83
Class I Shares	0.89%	1,000	416.10	3.17
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.14%	$1,000	$1,019.41	$5.79
Class C Shares	1.64%	1,000	1,016.89	8.31
Class I Shares	0.89%	1,000	1,020.66	4.52
(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

REGIONS MORGAN KEEGAN SELECT
SHORT TERM BOND FUND

OBJECTIVE & STRATEGY

Regions Morgan Keegan Select Short Term Bond Fund seeks a high level of current income consistent with preservation of capital. The Fund invests primarily in investment grade bonds rated, at the time of purchase, BBB- or higher (or a comparable rating) by at least one nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality. The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, mortgage-backed and other asset-backed securities, and preferred stock. The Fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in-kind bonds. The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

INVESTMENT RISKS:    Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six months ended December 31, 2007, Regions Morgan Keegan Select Short Term Bond Fund’s Class A Shares had a total return of -13.03%, based on net asset value. The Fund’s total return underperformed the Lehman Brothers 1-3 Year U.S. Government/Credit Index’s(1) six-month period total return of 4.57%. For Class A Shares, the Fund paid $0.27 in distributions per share from net investment income during the six-month period ended December 31, 2007.

Although the Fund’s dividend distributions have performed as well as expected, the Fund’s net asset value suffered from our allocation to structured finance securities. Unfortunately, the very asset types that have proven beneficial to the Fund over previous years suffered the most in the current market environment. The generally short duration investment grade assets in the Fund were not spared from the sell-off in all mortgage or real estate related assets.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
SHORT TERM BOND FUND

Though most of the downward pressure in asset valuations came from the structured finance sector, the performance of corporate bonds also suffered in this market environment. In particular, credit and liquidity fears metastasized into every segment of the financial sector. Actual and expected portfolio revaluations at many such institutions necessitated expensive capital raising in a largely unforgiving market. All of which led to a downward re-pricing of banks, insurers and other financial institution securities.

Our focus for the months ahead will be on maintaining as much liquidity as possible and in assets that have as much pricing clarity as possible given market conditions. We think that market prices may have overshot on the downside, but the severity of this credit cycle has already well eclipsed any of our previous experiences. Our efforts will continue to concentrate on value, income generation and to find assets that will weather this cycle.

James C. Kelsoe, Jr., CFA Senior Portfolio Manager Morgan Asset Management, Inc.	David H. Tannehill, CFA Portfolio Manager Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers 1-3 Year U.S. Government/Credit Index is an index composed of securities in the Government and Credit Indices. The Government Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
SHORT TERM BOND FUND

PORTFOLIO STATISTICS†

AS OF DECEMBER 31, 2007

Average Credit Quality	AA
Current Yield	6.31%
Yield to Maturity	6.75%
Duration	4.08 Years
Average Effective Maturity	5.44 Years
Total Number of Holdings	56

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF DECEMBER 31, 2007

% OF DEBT SECURITIES		% OF DEBT SECURITIES
Government Guaranteed	15.0%	BBB+	4.0%
AAA	33.5%	BBB	17.1%
AA	4.6%	BBB-	4.5%
A+	6.1%	BB or Lower	3.3%
A	5.7%	Not Rated	2.7%
A-	3.5%	Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF DECEMBER 31, 2007

% OF TOTAL INVESTMENTS
Corporate Bonds	48.2%
Collateralized Mortgage Obligations	20.8%
U.S. Treasury Obligations	8.3%
Collateralized Debt Obligations	8.0%
Government & Agency Securities	6.9%
Commercial Loans	4.2%
Home Equity Loans	1.0%
Preferred Securities	0.1%
Short-Term Investments	2.5%

Total	100.0%

†	The Fund’s composition is subject to change.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
 SHORT TERM BOND FUND

GROWTH OF A $10,000 INVESTMENT

CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Short Term Bond Fund—Class A Shares from the commencement of investment operations on March 8, 2001 to December 31, 2007(1) compared to the Lehman Brothers 1-3 Year U.S. Government/Credit Index(2).

GROWTH OF A $10,000 INVESTMENT

CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Short Term Bond Fund—Class C Shares from the commencement of investment operations on November 4, 2005 to December 31, 2007(1) compared to the Lehman Brothers 1-3 Year U.S. Government/Credit Index(2).

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
 SHORT TERM BOND FUND

GROWTH OF A $10,000 INVESTMENT

CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Short Term Bond Fund—Class I Shares from the commencement of investment operations on January 5, 2001 to December 31, 2007(1) compared to the Lehman Brothers 1-3 Year U.S. Government/Credit Index.(2)

(Unaudited)

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2007(1)	SIX MONTHS*	1 YEAR	5 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS(3)
CLASS A SHARES**	-14.34%	-12.90%	0.12%	1.39%
(EXCLUDING SALES LOAD)	-13.03%	-11.57%	0.42%	1.61%
CLASS C SHARES***	-14.03%	-12.75%	N/A	-3.06%
(EXCLUDING CDSC)	-13.16%	-11.87%	N/A	-3.06%
CLASS I SHARES	-12.82%	-11.25%	0.72%	1.96%
LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX(2)	4.57%	6.83%	3.38%	—
*	Not annualized for periods less than one year.
**	Reflects the maximum sales load of 1.50%.
***	Reflects the maximum contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. The Fund’s performance results are shown on a total return basis and include the reinvestment of all dividends and capital gain distributions in the Fund. Returns shown in the chart and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

(1)

Effective July 1, 2006, Morgan Asset Management, Inc. agreed to voluntarily waive a portion of its contractual investment advisory fee. Absent this waiver, which is subject to change at any time, performance would have been lower. Please see Note 3 to the Financial Statements for more information on the waiver.

(2)

The Lehman Brothers 1-3 Year U.S. Government/Credit Index is an index composed of securities in the Government and Credit Indices. The Government Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. Total returns for the index shown are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

(3)	The Fund’s Class A Shares, Class C Shares and Class I Shares commenced investment operations on March 8, 2001, November 4, 2005 and January 5, 2001, respectively.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value ‡

Asset-Backed Securities–Investment Grade–11.4% of Net Assets
	Collateralized Debt Obligations (“CDO”)–6.9%
$1,500,000	Acacia CDO, Ltd. 10A D, 8.151% 9/7/46 †#	$146,250
1,122,147	CDO Repackaging Trust Series 2006-A 1, 7.043% 1/17/36 †#	976,661
988,655	Fort Dequesne CDO Ltd. 2006-1A D, 8.131% 10/26/46 †#	108,752
2,000,000	Fulton Street CDO Ltd. 1A A2, 6.030% 4/20/37 †#	1,220,000
2,000,000	Kodiak CDO 2007-2A C1, 6.275% 11/7/42 †#	800,000
750,000	Pasa Funding Ltd. 2007-1A D, 9.243% 4/7/52 #	140,625
500,000	Stack Ltd. 2005-1A D, 8.365% 3/27/40 †#	85,000

		3,477,288

	Commercial Loans–4.1%
323,431	Bank of America-First Union NB Commercial Mortgage 2001-3 A1, 4.890% 4/11/37	323,425
624,794	Bear Stearns Commercial Mortgage Securities 2001-TOP2 A1, 6.080% 2/15/35	632,170
116,500	Morgan Stanley Capital I 2003-IQ6 A1, 2.800% 12/15/41	116,134
410,715	Morgan Stanley Dean Witter Capital I 2001-280 A1, 6.148% 2/3/16 †	425,176
530,638	Mortgage Capital Funding Inc. 1998-MC2 A2, 6.423% 6/18/30	529,744

		2,026,649

	Home Equity Loans–0.4%
66,693	Empire Funding Home Loan Owner Trust 1999-1 M2, 9.500% 5/25/30	68,077
265,523	Morgan Stanley Home Equity Loan Notes 2006-2NA N1, 6.250% 2/25/36 †#	127,451

		195,528

	Total Asset-Backed Securities–Investment Grade (cost $10,913,250)	5,699,465

Asset-Backed Securities–Below Investment Grade–1.3% of Net Assets
	Collateralized Debt Obligations (“CDO”)–0.8%
1,500,000	Kodiak CDO 2006-1A G, Zero Coupon Bond 8/7/37 †#	142,500
1,500,000	Taberna Preferred Funding Ltd. 2006-5A B1, 7.628% 8/5/36 †#	251,250

		393,750

	Home Equity Loans–0.5%
940,000	ACE Securities Corp. 2005-SL1 M4, 6.110% 6/25/35	99,931
538,139	Equifirst Mortgage Loan Trust 2003-1 M3, 8.615% 12/25/32	155,566
34,572	SB Finance Trust 2005-KS6N A1A, 4.750% 7/25/35 †#	7,779

		263,276

	Total Asset-Backed Securities–Below Investment Grade (cost $4,390,930)	657,026

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Principal Amount/ Shares	Description	Value ‡

Corporate Bonds–Investment Grade–41.9% of Net Assets
	Agriculture–2.0%
$1,000,000	Cargill Inc., 6.150% 2/25/08 †	$1,000,439

	Electronics–2.7%
1,350,000	Ametek Inc., 7.200% 7/15/08	1,362,458

	Finance–13.9%
1,000,000	General Electric Capital Corp., 4.875% 10/21/10	1,014,865
1,000,000	General Electric Capital Corp., 5.720% 8/22/11	1,006,185
2,000,000	International Lease Finance Corporation, 5.300% 5/1/12	1,996,004
1,000,000	Lehman Brothers Capital Trust VII, 5.857% 11/29/49	891,250
1,000,000	Lehman Brothers Holdings Inc., 6.000% 7/19/12	1,018,234
1,000,000	MBNA Capital A, 8.278% 12/1/26	1,039,843

		6,966,381

	Hotels–2.0%
1,000,000	Hospitality Properties Trust, 7.000% 3/1/08	1,003,656

	Industrials–8.6%
1,725,000	Fisher Scientific International Inc., 6.750% 8/15/14	1,768,053
560,000	Grupo Minero Mexico SA de CV, 8.250% 4/1/08	565,376
1,814,000	Ispat Inland ULC, 9.750% 4/1/14	1,965,404

		4,298,833

	Special Purpose Entities–9.0%
2,000,000	Cyrus Reinsurance Holdings SPC, 6.124% 9/1/08 †#	1,800,000
1,000,000	Parcs-R 2007-8, 7.365% 1/25/46 †	756,400
2,000,000	Steers Delaware Business Trust 2007-A, 7.243% 6/20/18 †#	1,925,000

		4,481,400

	Telecommunications–2.6%
1,200,000	US Unwired Inc., 10.000% 6/15/12	1,272,206

	Transportation–1.1%
494,729	Golden State Petroleum Transport, 8.040% 2/1/19	542,623

	Total Corporate Bonds–Investment Grade (cost $21,447,433)	20,927,996

Corporate Bonds–Below Investment Grade or Unrated–4.7% of Net Assets
	Communications–2.0%
1,000,000	COX Enterprises Inc., 4.375% 5/1/08 †	996,788

	Finance–2.7%
1,500,000	US AgBank FCB, 6.110% 4/29/49 †	1,319,670

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $2,503,465)	2,316,458

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Principal Amount/ Shares	Description	Value ‡

Government & Agency Securities–6.6% of Net Assets
$736,988	Fannie Mae 2003-129 MB, 4.000% 12/25/16 §	$732,664
2,500,000	Federal Home Loan Bank Discount Note, Zero Coupon Bond 1/9/08 §	2,497,355
81,484	Small Business Administration 2001-P10B 1, 6.344% 8/1/11	83,582

	Total Government & Agency Securities (cost $3,321,448)	3,313,601

Mortgage-Backed Securities–Investment Grade–18.9% of Net Assets
	Collateralized Mortgage Obligations–18.9%
1,372,723	Banc of America Mortgage Securities Inc. 2004-B 2A2, 4.087% 3/25/34	1,357,903
152,293	Countrywide Alternative Loan Trust 2004-15 1A2, 6.853% 9/25/34	155,859
337,397	Countrywide Alternative Loan Trust 2004-15 2A2, 5.075% 9/25/34	338,504
1,319,235	Countrywide Alternative Loan Trust 2005-82 B2, 6.865% 2/25/36 #	409,451
2,828,532	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	2,645,713
1,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 6.446% 9/27/35 †#	650,000
537,763	GSR Mortgage Loan Trust 2004-1 0F 1A1, 4.500% 8/25/19	534,479
78,801	Harborview Mortgage Loan Trust 2004-4 3A, 5.841% 6/19/34	77,615
1,459,522	Harborview Mortgage Loan Trust 2004-6 5A, 4.666% 8/19/34	1,424,324
1,500,000	Structured Adjustable Rate Mortgage Loan Trust 2006-8 4A2, 5.986% 9/25/36	1,488,122
320,689	Structured Asset Investment Loan Trust 2003-BC12 M2, 6.615% 11/25/33	194,910
182,206	Washington Mutual Inc. 2003-AR10 A4, 4.056% 10/25/33	181,879

	Total Mortgage-Backed Securities–Investment Grade (cost $11,032,412)	9,458,759

Mortgage-Backed Securities–Below Investment Grade–1.2% of Net Assets
	Collateralized Mortgage Obligations–1.2%
922,473	Park Place Securities Inc. 2004-WCW1 M8, 8.365% 9/25/34	597,253

	Total Mortgage-Backed Securities–Below Investment Grade (cost $920,279)	597,253

U.S. Treasury Obligations–8.0% of Net Assets
4,000,000	United States Treasury Bill, Zero Coupon Bond 1/10/08	3,995,417

	Total U.S. Treasury Obligations (cost $3,995,417)	3,995,417

Preferred Securities–0.1% of Net Assets
30,000	Preferred Pass-Through Trust 2006-B BAC B †#	67,500

	Total Preferred Securities (cost $807,000)	67,500

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Principal Amount/ Shares	Description	Value ‡

Eurodollar Time Deposits–2.4% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated December 31, 2007, 2.100%, maturing at $1,217,713 on January 2, 2008.	$1,217,571

	Total Investments–96.5% of Net Assets (cost $60,549,205)	48,251,046

	Other Assets and Liabilities, net–3.5% of Net Assets	1,755,364

	Net Assets*	$50,006,410

†	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

#	Securities valued at fair value—See Note 2 of the accompanying Notes to the Financial Statements.

‡	See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.

§	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

*	There has been a material decline in net assets after December 31, 2007—See Note 10 of the accompanying Notes to the Financial Statements.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

OBJECTIVE & STRATEGY

Regions Morgan Keegan Select Intermediate Bond Fund seeks a high level of income by investing in intermediate maturity, investment grade bonds. The Fund seeks capital growth as a secondary objective when consistent with the Fund’s primary objective. The Fund invests primarily in investment-grade bonds rated, at the time of purchase, BBB- or higher (or a comparable rating) by at least one nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality. The type of securities that the Fund may purchase include U.S. government securities, corporate bonds, debentures, notes, preferred stock, mortgage-backed and other asset-backed securities. The Fund may also invest up to 35% of its assets in below investment grade bonds (rated BB+ or lower or comparable rating, commonly referred to as “junk bonds”), convertible securities and common stocks. The average effective maturity of the Fund’s portfolio will generally be between three and ten years.

INVESTMENT RISKS:    Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade debt securities are considered speculative with respect to an issuer’s capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six months ended December 31, 2007, Regions Morgan Keegan Select Intermediate Bond Fund’s Class A Shares had a total return of -49.58%, based on net asset value. The Fund’s total return significantly underperformed the Lehman Brothers Intermediate U.S. Aggregate Index’s(1) six-month period total return of 5.73%. For Class A Shares, the Fund paid $0.38 in distributions per share from net investment income during the six-month period ended December 31, 2007.

Credit market difficulties that began in the first half of 2007 escalated into a complete rout of virtually all credit sensitive assets, such as mortgage-backed and structured finance securities, during the last half of 2007. These assets that had proven helpful to the Fund’s income and the Fund’s net asset value objectives in past periods contributed to the very disappointing results for the period ended December 31, 2007.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

The most negatively impacted sector has been any residential mortgage related assets, especially when such mortgage pools were combined into collateralized debt obligations (CDOs). In past credit cycles, mortgage loans on residential and commercial real estate have proven to be one of the more stable income producing assets; but not in recent months. Beginning with fundamental credit erosion in lower quality mortgages (subprime), the market’s disdain for real estate related assets spread quickly to prime residential mortgages and commercial mortgages. Even investment grade rated assets in the mortgage-backed and structured finance sector were not spared from the massive sell-off.

Although we have seen aggressive actions by the Federal Open Market Committee to lower short-term rates, it has not proved effective in making credit more available. The exodus of capital from the credit market and the lack of financing for buyers has resulted in an enormous mismatch between supply and demand. Simply put, there are just many, many more sellers than buyers. Eventually lower rates on short-term, risk-free assets will push more capital back into the credit market, but that process will take some time and for the immediate future we expect a difficult market with limited liquidity.

Our focus for the months ahead will be on maintaining as much liquidity as possible and in assets that have as much pricing clarity as possible given market conditions. We think that market prices may have overshot on the downside, but the severity of this credit cycle has already well eclipsed any of our previous experiences. Our efforts will continue to concentrate on value, income generation and to find assets that will weather this cycle.

James C. Kelsoe, Jr., CFA

Senior Portfolio Manager

Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers Intermediate U.S. Aggregate Index is a broad-based unmanaged index of securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO STATISTICS†

AS OF DECEMBER 31, 2007

Average Credit Quality	A-
Current Yield	15.67%
Yield to Maturity	8.53%
Duration	6.52 Years
Average Effective Maturity	8.69 Years
Total Number of Holdings	87

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF DECEMBER 31, 2007

% OF DEBT SECURITIES		% OF DEBT SECURITIES
Government Guaranteed	1.0%	BBB+	4.1%
AAA	15.0%	BBB	14.4%
AA	4.7%	BBB-	8.1%
A+	6.6%	BB or Lower	23.5%
A	9.1%	Not Rated	0.8%
A-	12.7%	Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF DECEMBER 31, 2007

% OF TOTAL INVESTMENTS
Corporate Bonds	43.0%
Collateralized Debt Obligations	22.7%
Collateralized Mortgage Obligations	17.0%
Home Equity Loans	5.3%
Preferred Securities	4.5%
Certificate-Backed Obligations	2.2%
Credit Cards	1.3%
Government & Agency Securities	0.4%
Short-Term Investments	3.6%

Total	100.0%

†	The Fund’s composition is subject to change.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT

INTERMEDIATE BOND FUND

GROWTH OF A $10,000 INVESTMENT

CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Intermediate Bond Fund—Class A Shares from the commencement of investment operations on March 22, 1999 to December 31, 2007 compared to the Lehman Brothers Intermediate U.S. Aggregate Index(1).

GROWTH OF A $10,000 INVESTMENT

CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Intermediate Bond Fund—Class C Shares from the commencement of investment operations on March 22, 1999 to December 31, 2007 compared to the Lehman Brothers Intermediate U.S. Aggregate Index(1).

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

GROWTH OF A $10,000 INVESTMENT

CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Intermediate Bond Fund—Class I Shares from the commencement of investment operations on March 22, 1999 to December 31, 2007 compared to the Lehman Brothers Intermediate U.S. Aggregate Index(1).

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2007	SIX MONTHS*	1 YEAR	5 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS(2)
CLASS A SHARES**	-50.59%	-51.32%	-8.98%	-1.62%
(EXCLUDING SALES LOAD)	-49.58%	-50.33%	-8.62%	-1.40%
CLASS C SHARES***	-50.23%	-51.06%	-8.95%	-1.76%
(EXCLUDING CDSC)	-49.73%	-50.56%	-8.95%	-1.76%
CLASS I SHARES	-49.40%	-50.09%	-8.35%	-1.13%
LEHMAN BROTHERS INTERMEDIATE U.S. AGGREGATE INDEX(1)	5.73%	7.02%	4.22%	—
*	Not annualized for periods less than one year.
**	Reflects the maximum sales load of 2.00%.
***	Reflects the maximum contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. The Fund’s performance results are shown on a total return basis and include the reinvestment of all dividends and capital gain distributions in the Fund. Returns shown in the chart and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

(1)

The Lehman Brothers Intermediate U.S. Aggregate Index is a broad-based unmanaged index of securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

(2)	The Fund’s Class A Shares, Class C Shares and Class I Shares commenced investment operations on March 22, 1999.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value ‡

Asset-Backed Securities–Investment Grade–19.8% of Net Assets
	Certificate-Backed Obligations (“CBO”)–2.2%
$4,140,000	Galleria Ltd. 5A B, 5.841% 9/19/37 †	$2,815,200
5,098,787	MKP CBO I Ltd. 4A CS 2.00% 7/12/40 †#	943,275

		3,758,475

	Collateralized Debt Obligations (“CDO”)–15.3%
9,000,000	Acacia CDO, Ltd. 10A D, 8.151% 9/7/46 †#	877,500
7,000,000	Attentus CDO Ltd. 2006-1A C2A, 6.329% 5/10/36 †#	1,470,000
7,000,000	Attentus CDO Ltd. 2007-3A E2, 7.982% 10/11/42 †#	1,155,000
8,416,106	CDO Repackaging Trust Series 2006-A 1, 7.043% 1/17/36 †#	7,324,958
6,283,330	E-Trade CDO I 2004-1A, 2.000% 1/10/40 #	1,052,458
6,000,000	Fiorente Funding Ltd. 2006-1A M1, Zero Coupon Bond 11/4/56 †#	600,000
14,000,000	G Square Finance Ltd. 2006-1A C1, 6.794% 4/5/51 †#	1,540,000
3,000,000	Grand Avenue CDO Ltd. 2005-1A, 1.913% 4/5/46 #	255,000
5,795,273	IMAC CDO Ltd. 2007-2A E, 9.680% 10/20/50 †#	202,835
4,625,000	Inman Square Funding Ltd. 2005-2X IV, 8.596% 10/6/40 #	370,000
9,500,000	Kleros Preferred Funding Ltd. 2006-5A E, Zero Coupon Bond 2/2/50 †#	475,000
7,000,000	Kodiak CDO 2007-2A C1, 6.275% 11/7/42 †#	2,800,000
5,000,000	Kodiak CDO 2007-2A E, 8.125 11/7/42 †#	750,000
6,895,044	Lancer Funding Ltd. 2007-2A A3, 12.243% 7/15/47 †#	68,950
6,000,000	Linker Finance PLC 16A E, 8.465% 5/19/45 †#	1,020,000
1,987,190	Newbury Street CDO Ltd. 2007-1A D, Zero Coupon Bond 3/4/53 †#	39,744
8,000,000	Palmer Square 2A CN, 12.662% 11/2/45 †#	1,120,000
3,000,000	Pasa Funding Ltd. 2007-1A D, 9.243% 4/7/52 #	562,500
4,472,145	Sharps CDO 2006-1A D, 7.500% 5/8/46 †#	357,772
7,000,000	Stack Ltd. 2005-1A D, 8.365% 3/27/40 †#	1,190,000
5,000,000	Taberna Preferred Funding Ltd. 2005-3A D, 7.528% 2/5/36 †#	1,050,000
7,000,000	Taberna Preferred Funding Ltd. 2006-6A, Zero Coupon Bond 12/5/36 †#	1,330,000
4,958,820	Tahoma CDO Ltd. 2006-1A D, 8.616% 6/18/47 †#	74,382
6,500,000	Tahoma CDO Ltd. 2007-2A D, 9.491% 9/15/47 †#	130,000

		25,816,099

	Credit Cards–1.3%
5,000,000	Curzon Funding Ltd. HZ05-1 D, 7.711%, 2/1/95 #	2,150,000

	Home Equity Loans–1.0%
2,389,708	Morgan Stanley Home Equity Loan Notes 2006-2NA N1, 6.250% 2/25/36 †#	1,147,060
532,560	Renaissance Home Equity Loan Trust 2003-3 M6, 6.250% 12/25/33 #	517,914

		1,664,974

	Total Asset-Backed Securities–Investment Grade (cost $166,053,920)	33,389,548

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Principal Amount/ Shares	Description	Value ‡

Asset-Backed Securities–Below Investment Grade or Unrated–11.4% of Net Assets
	Collateralized Debt Obligations (“CDO”)–7.1%
$4,000,000	Aladdin CDO I Ltd. 2006-3A, 9.926% 10/31/13 †#	$1,250,000
5,000,000	Attentus CDO Ltd. 2006-1A D, 7.629% 5/10/36 †#	575,000
4,000,000	Attentus CDO Ltd. 2006-2A E1, 8.343% 10/9/41 †#	660,000
5,000,000	Charles River CDO 1X BV, 7.763% 12/9/37 #	1,125,000
4,768,871	Grand Avenue CDO Ltd. 2005-1A D, 7.446% 4/5/46 †#	810,708
6,000,000	Kodiak CDO 2006-1A G, Zero Coupon Bond 8/7/37 †#	570,000
3,000,000	Lincoln Avenue Asset-Backed Securities CDO Ltd., Zero Coupon Bond 7/5/46 †#	90,000
6,866,261	Norma CDO Ltd. 2007-1A E, 9.541% 3/11/49 †#	308,982
2,972,060	Orchid Structured Finance CDO Ltd. 2006-3A E, 8.994% 1/6/46 †#	237,765
8,500,000	Taberna Preferred Funding Ltd. 2006-5A B1, 7.628% 8/5/36 †#	1,423,750
3,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 †#	1,365,000
9,000,000	Trapeza CDO I LLC 2006-11A D2, 7.104% 10/10/41 †#	3,645,000
5,000,000	Webster CDO Ltd. 2006-1A B2L, 9.093% 4/13/47 †#	500

		12,061,705

	Home Equity Loans–4.3%
266,732	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31 #	38,676
5,000,000	ACE Securities Corp. 2005-HE2 M10, 8.115% 4/25/35	3,749,560
5,000,000	ACE Securities Corp. 2005-SL1 M4, 6.110% 6/25/35	531,550
1,143,651	Asset-Backed Securities Corp. Home Equity 2003-HE1 M4, 9.528% 1/15/33 #	41,743
2,672,042	Equifirst Mortgage Loan Trust 2003-1 M3, 8.615% 12/25/32	772,439
2,982,000	Meritage Mortgage Loan Trust 2005-3 B2, 7.865% 1/25/36 †#	308,637
1,173,779	Morgan Stanley Dean Witter Capital I 2002-NC3 B1, 8.015% 8/25/32 #	352,134
311,150	SB Finance Trust 2005-KS6N A1A, 4.750% 7/25/35 †#	70,009
999,484	Sharp SP I LLC Trust 2005-HE1N NB, 10.000% 2/25/35 †#	4,997
3,146,245	Soundview Home Equity Loan Trust 2005-A M11, 7.865% 4/25/35 †	413,867
4,100,000	Terwin Mortgage Trust 2007-3SL B2, 6.000% 5/25/38 †#	902,000

		7,185,612

	Total Asset-Backed Securities–Below Investment Grade or Unrated (cost $89,101,599)	19,247,317

Corporate Bonds–Investment Grade–38.5% of Net Assets
	Commercial Banks–5.8%
10,000,000	NIB Capital Bank, 5.817% 12/29/49 †	9,797,130

	Insurance–1.7%
5,700,000	Security Capital Assurance Ltd., 6.880% 6/17/49 †#	2,850,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Principal Amount/ Shares	Description	Value ‡

Corporate Bonds–Investment Grade (continued)
	Special Purpose Entities–31.0%
$4,200,000	Fixed Income Pass-Through Trust 2007-C JPM Class B, 8.291% 5/15/77 †#	$1,386,000
10,000,000	Fixed Income Pass-Through Trust 2007-C JPM Class A, 6.712% 5/15/77 †#	10,000,000
4,500,000	ILFC E-Capital Trust I, 5.900% 12/21/65 †	4,442,598
2,000,000	Mangrove Bay Pass-Through Trust, 6.102% 7/15/33 †	1,795,820
17,000,000	Parcs-R 2007-8, 7.365% 1/25/46 †	12,858,800
13,000,000	Preferred Pass-Through Trust 2006, 8.673% 12/1/26 †#	4,550,000
5,983,218	Pyxis Master Trust 2006-7, 9.631% 10/1/37 †#	478,657
6,000,000	Rally CDO Ltd., 5.830% 3/30/10 †#	5,222,280
12,000,000	Steers Delaware Business Trust 2007-A, 7.243% 6/20/18 †#	11,550,000

		52,284,155

	Total Corporate Bonds–Investment Grade (cost $90,327,372)	64,931,285

Corporate Bonds–Below Investment Grade or Unrated–4.1% of Net Assets
	Commercial Banks–2.7%
5,000,000	CBG Florida REIT Corp., 7.114% 2/15/49 †	4,649,385

	Special Purpose Entities–1.4%
3,996,281	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 †#	2,277,880
997,523	Pyxis Master Trust, 9.631% 10/1/37 †#	79,802

		2,357,682

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $9,826,776)	7,007,067

Government & Agency Securities–0.4% of Net Assets
5,400,788	Fannie Mae-Aces 1997-M6, 0.787% 3/17/37 interest-only strips §	65,274
28,525,972	Fannie Mae-Aces 1999-M3, 0.764% 6/25/38 interest-only strips §	576,310

	Total Government & Agency Securities (cost $2,585,921)	641,584

Mortgage-Backed Securities–Investment Grade–8.6% of Net Assets
	Collateralized Mortgage Obligations–8.6%
4,502,369	Countrywide Alternative Loan Trust 2005-24 1B2, 6.788 7/20/35 #	1,397,400
4,505,004	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	4,213,827
2,995,993	Countrywide Alternative Loan Trust 2005-82 B2, 6.865% 2/25/36 #	929,866
3,000,000	Deutsche ALT-A Securities 2007-0A1 N2, 7.500% 2/25/47 †#	2,600,010
6,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 6.446% 9/27/35 †#	3,900,000
4,503,782	Harborview Mortgage Loan Trust 2003-2 1X, 1.980% 10/19/33 interest-only strips	288,931

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Principal Amount/ Shares	Description	Value ‡

Mortgage-Backed Securities–Investment Grade (continued)
	Collateralized Mortgage Obligations (continued)

$2,660,147	Harborview Mortgage Loan Trust 2004-1 X, 1.691% 4/19/34 interest-only strips	$60,601
17,608,784	Mellon Residential Funding Corp. 2004-TBC1 X, 0.237% 2/26/34 interest-only strips †#	184,892
162,878	Salomon Brothers Mortgage Securities VII Inc. 2000-1 B1, 9.000% 3/25/22	162,418
708,965	Structured Asset Investment Loan Trust 2003-BC12 M2, 6.615% 11/25/33	430,900
174,870	Structured Asset Investment Loan Trust 2004-5A B, Zero Coupon Bond 6/27/34 †#	2,361
405,423	Structured Asset Securities Corp. 1999-SP1, 9.000% 5/25/29	280,158

	Total Mortgage-Backed Securities–Investment Grade (cost $24,632,622)	14,451,364

Mortgage-Backed Securities–Below Investment Grade or Unrated–8.3% of Net Assets
	Collateralized Mortgage Obligations–8.3%
7,891,631	Harborview Mortgage Loan Trust 2006-4 B10, 6.715% 5/19/47 #	2,241,144
8,302,263	Park Place Securities Inc. 2004-WCW1 M8, 8.365% 9/25/34	5,375,275
14,500,000	Park Place Securities Inc. 2005-WHQ2 M11, 7.365% 5/25/35	6,372,214
3,725,000	Sasco Trust 2003-BC2 N3, Zero Coupon Bond 2/27/33 †#	23,840

	Total Mortgage-Backed Securities–Below Investment Grade or Unrated (cost $31,153,230)	14,012,473

Preferred Securities–4.4% of Net Assets
400,000	Preferred Pass-Through Trust 2006-B BAC B †#	900,000
13,000	RAM Holdings Ltd. †#	6,604,000

	Total Preferred Securities (cost $23,961,020)	7,504,000

Eurodollar Time Deposits–3.6% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated December 31, 2007, 3.150%, maturing at $5,985,511 on January 2, 2008.	5,984,464

	Total Investments–99.1% of Net Assets (cost $443,626,924)	167,169,102

	Other Assets and Liabilities, net–0.9% of Net Assets	1,570,928

	Net Assets*	$168,740,030

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

†	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

#	Securities valued at fair value—See Note 2 of the accompanying Notes to the Financial Statements.

‡	See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.

~	Non-income producing securities.

§	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

*	There has been a material decline in net assets after December 31, 2007—See Note 10 of the accompanying Notes to the Financial Statements.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

OBJECTIVE & STRATEGY

Regions Morgan Keegan Select High Income Fund seeks a high level of income by investing in below investment grade bonds (commonly referred to as “junk bonds”). The Fund seeks capital growth as a secondary objective when consistent with the Fund’s primary objective. The Fund generally invests primarily in below investment-grade bonds. Except with respect to up to 10% of its total assets, these debt securities will be rated, at the time of purchase, CCC- or higher (or a comparable rating) by at least one nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality. The Fund may also invest in investment grade bonds. The types of securities the Fund may purchase include corporate bonds, mortgage-backed and asset-backed securities and other structured finance vehicles, convertible debt securities, U.S. government securities and municipal and foreign government obligations. The Fund may invest up to 15% of its total assets in foreign debt and foreign equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. Such securities may include common stocks of real estate investment trusts and utilities. The average effective maturity of the Fund’s portfolio will generally be between three and fifteen years. The Fund is closed to new investors.

INVESTMENT RISKS:    Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade debt securities are considered speculative with respect to an issuer’s capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six months ended December 31, 2007, Regions Morgan Keegan Select High Income Fund’s Class A Shares had a total return of -58.44%, based on net asset value. The Fund’s total return significantly underperformed the Lehman Brothers Ba U.S. High Yield Index’s(1) six-month period total return of 0.53%. For Class A Shares, the Fund paid $0.55 in distributions per share from net investment income during the six-month period ended December 31, 2007.

Without question 2007 proved to be the most difficult confluence of market shocks that the Fund has ever endured. Performance of the Fund has been very disappointing, especially in light of the fact that the very strategy that proved beneficial in previous years has actually exacerbated downside volatility in this cycle. During previous years the Fund’s allocation to a wide array of asset-backed and structured finance securities along with the more typical corporate bonds contributed to higher income production and provided some principal value stability during the 2000 to 2002 period that was particularly volatile for corporate assets. This credit cycle and the corresponding liquidity crisis has been much more damaging to structured finance assets than we anticipated.

In a very general sense, this cycle, like most market cycles, is being driven by a massive unwind or reduction of leverage. The credit erosion that initiated the process began in subprime or lower quality residential mortgage loans. Credit downgrades and depreciating prices quickly spread to prime residential mortgages, commercial mortgages and finally to corporate loans and bonds. The structured finance category has taken the hardest hit so far due to the implicit (i.e., built into the structures) and explicit (i.e., financed, or bought on margin) leverage employed for this asset category. As the bank and dealer community has withdrawn its willingness and/or ability to provide financing for these assets, the volume of bonds for sale has and continues to overwhelm any buy interest that occasionally steps in to purchase what may appear to a fundamentally undervalued asset.

As long as this supply/demand imbalance persists it will be difficult to gain any positive momentum in the credit markets. Although recent actions by the Federal Open Market Committee have lowered the cost of credit, the availability of credit, or the availability of balance sheet capacity, is practically nonexistent. Our efforts will have to focus on trying to stabilize asset values by concentrating on more liquid assets in higher ratings categories until capital flows begin to return to more credit sensitive assets.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

James C. Kelsoe, Jr., CFA Senior Portfolio Manager Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO STATISTICS†

AS OF DECEMBER 31, 2007

Average Credit Quality	BB
Current Yield	34.63%
Yield to Maturity	15.45%
Duration	4.64 Years
Average Effective Maturity	6.19 Years
Total Number of Holdings	140

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF DECEMBER 31, 2007

% OF DEBT SECURITIES		% OF DEBT SECURITIES
AAA	21.2%	CCC	10.6%
A	0.1%	CC	4.2%
BBB	6.4%	C	4.7%
BB	8.5%	Not Rated	28.3%
B	16.0%	Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF DECEMBER 31, 2007

% OF TOTAL INVESTMENTS
Corporate Bonds	31.9%
Collateralized Mortgage Obligations	20.6%
Collateralized Debt Obligations	18.5%
Common Stocks	11.6%
Equipment Leases	6.9%
Home Equity Loans	1.1%
Preferred Securities	0.6%
Recreational Equipment	0.3%
Commercial Loans	0.1%
Municipal Securities	0.1%
Short-Term Investments	8.3%

Total	100.0%

†	The Fund’s composition is subject to change.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

GROWTH OF A $10,000 INVESTMENT

CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select High Income Fund—Class A Shares from the commencement of investment operations on March 22, 1999 to December 31, 2007 compared to the Lehman Brothers Ba U.S. High Yield Index(1).

GROWTH OF A $10,000 INVESTMENT

CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select High Income Fund—Class C Shares from the commencement of investment operations on March 22, 1999 to December 31, 2007 compared to the Lehman Brothers Ba U.S. High Yield Index(1).

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

GROWTH OF A $10,000 INVESTMENT

CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select High Income Fund—Class I Shares from the commencement of investment operations on March 22, 1999 to December 31, 2007 compared to the Lehman Brothers Ba U.S. High Yield Index(1).

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2007	SIX MONTHS*	1 YEAR	5 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS(2)
CLASS A SHARES**	-59.48%	-60.71%	-8.92%	0.24%
(EXCLUDING SALES LOAD)	-58.44%	-59.70%	-8.46%	0.53%
CLASS C SHARES***	-58.97%	-60.31%	-8.92%	0.02%
(EXCLUDING CDSC)	-58.56%	-59.91%	-8.92%	0.02%
CLASS I SHARES	-58.39%	-59.60%	-8.23%	0.77%
LEHMAN BROTHERS BA U.S. HIGH YIELD INDEX(1)	0.53%	1.75%	8.66%	—
*	Not annualized for periods less than one year.
**	Reflects the maximum sales load of 2.50%.
***	Reflects the maximum contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. The Fund’s performance results are shown on a total return basis and include the reinvestment of all dividends and capital gain distributions in the Fund. Returns shown in the chart and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

(1)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

(2)	The Fund’s Class A Shares, Class C Shares and Class I Shares commenced investment operations on March 22, 1999.

(Unaudited)

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value ‡

Asset-backed Securities–Investment Grade–3.6% of Net Assets
	Collateralized Debt Obligations (“CDO”)–3.5%
$6,761,152	IMAC CDO Ltd. 2007-2A E, 9.680% 10/20/50 †#	$236,640
11,820,074	Lancer Funding Ltd. 2007-2A A3, 12.243% 7/15/47 †#	118,201
6,914,307	Libertas Preferred Funding Ltd. 2007-3A 7, 12.993% 4/9/47 †#	691,431
5,000,000	Palmer Square 2A CN, 12.662% 11/2/45 †#	700,000
2,000,000	Squared CDO Ltd. 2007-1A C, 10.040% 5/11/57 †#	100,000
10,000,000	Taberna Preferred Funding Ltd. 2006-6A, Zero Coupon Bond 12/5/36 †#	1,900,000
9,318,237	Taberna Preferred Funding Ltd. 2006-7A C1, 1.000% 2/5/37 †#	1,910,239
2,000,000	Tahoma CDO Ltd. 2007-2A D, 9.491% 9/15/47 †#	40,000

		5,696,511

	Commercial Loans–0.1%
1,247,125	Asset Securitization Corp. 1996-D2 ACS2, 1.103% 2/14/29 interest-only strips	25,144

	Total Asset-Backed Securities–Investment Grade (cost $50,918,233)	5,721,655

Asset-backed Securities–Below Investment Grade or Unrated–21.5% of Net Assets
	Collateralized Debt Obligations (“CDO”)–13.7%
3,500,000	Aardvark Asset-Backed Securities CDO 2007-1A, Zero Coupon Bond 7/6/47 #	122,500
5,000,000	Acacia CDO, Ltd. 10A, 4.570% 9/7/46 †#	237,500
6,000,000	Aladdin CDO I Ltd. 2006-3A, 9.926% 10/31/13 †#	1,875,000
4,500,000	Ambassador Structured Finance CDO Ltd. 2005-1A, 8.000% 7/3/41 #	540,000
730,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41 #	125,925
1,820,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41 #	81,900
8,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 †#	600,000
3,991,700	Broderick CDO Ltd. 2007-3A E, Zero Coupon Bond 12/6/50 #	399
6,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47 #	90,000
10,550,000	Commodore CDO I Ltd. 1A C, 7.803% 2/28/37 †#	896,750
7,000,000	Dillon Read CDO Ltd. 2006-1A, 13.000% 12/5/46 †#	2,800,000
2,000,000	Duke Funding Ltd. 2005-HG1A, 1.669% 1/27/45 #	300,000
4,000,000	Grand Avenue CDO Ltd. 2005-1A E2 , 10.500% 4/5/46 †#	560,000
3,500,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 19.957% 7/13/47 †#	105,000
3,000,000	IXIS ABS 1 Ltd., 8.120% 12/12/46 †#	120,000
37,000,000	Kenmore Street Synthetic CDO 2006-1A, 9.926% 4/30/14 †#	7,307,500
5,500,000	Kleros Preferred Funding Ltd. 2006-5A, Zero Coupon Bond 2/2/50 #	316,250
3,161,415	Knollwood CDO Ltd. 2006-2A E, 11.243% 7/13/46 †#	63,228

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Principal Amount/ Shares	Description	Value ‡

Asset-backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Debt Obligations (“CDO”) (continued)
$5,250,000	Knollwood CDO Ltd. 2006-2A SN, 22.683% 7/13/46 #	$26,250
10,000,000	Kodiak CDO 2006-1A, Zero Coupon Bond 8/7/37 †#	825,000
6,900,567	Sharps CDO 2006-1A E, 7.500% 5/8/46 †#	241,520
7,450,000	Silver Elms CDO PLC 2006-1A E, Zero Coupon Bond 12/20/51 #	577,375
4,328,000	Trapeza CDO I LLC 2006-10A, 5.824% 6/6/41 #	800,680
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41 #	460,000
2,000,000	Trapeza CDO I LLC 2006-11A, 13.600% 10/10/41 #	230,000
5,600,000	Tropic CDO V, 8.540% 7/15/36 †#	2,212,000

		21,514,777

	Equipment Leases–6.5%
17,677,610	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23 #	441,940
13,872,331	Aerco Limited 2A B2, Zero Coupon Bond 7/15/25 †#	3,259,999
21,741,556	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 †#	1,304,493
1,355,950	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31 #	515,261
2,605,018	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 #	1,042,008
11,865,043	DVI Receivables Corp. 2002-1 A3A, 5.588% 6/11/10 #	3,559,513
17,233,089	Lease Investment Flight Trust 1 C2, Zero Coupon Bond 7/15/31 #	17,233

		10,140,447

	Home Equity Loans–1.0%
603,326	Ameriquest Mortgage Securities Inc. 2003-8 MV6, 8.094% 10/25/33	41,365
253,197	Conseco Finance 2001-C B2, 9.028% 8/15/33 #	243,070
1,604,769	Master Asset-Backed Securities Trust 2004-CI4 N2, Zero Coupon Bond 4/26/34 †#	19,257
5,200,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 †#	31,200
4,000,000	Soundview Home Equity Loan Trust 2005-A B1, 7.865% 4/25/35 †#	365,200
2,338,128	Terwin Mortgage Trust 2005-11SL B7, Zero Coupon Bond 11/25/36 †#	70,144
4,811,706	Terwin Mortgage Trust 2005-3SL B6, 2.500% 3/25/35 interest-only strips #	72,176
4,196,946	Terwin Mortgage Trust 2005-7SL, Zero Coupon Bond 7/25/35 †#	420
15,000,000	Terwin Mortgage Trust 2005-R1, Zero Coupon Bond 12/28/36 †#	293,250
12,799,000	Terwin Mortgage Trust 2006-R2 A, 3.196% 12/25/36 †#	427,231
13,512,504	Terwin Mortgage Trust 2006-R3, 0.419% 6/26/37 †#	16,891

		1,580,204

	Recreational Equipment–0.3%
430,423	Green Tree Recreational Equipment & Consumer Trust 1996-C CTFS, 7.650% 10/15/17	412,857

	Total Asset-Backed Securities–Below Investment Grade or Unrated (cost $220,475,228)	33,648,285

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Principal Amount/ Shares	Description	Value ‡

Corporate Bonds–Investment Grade–6.9% of Net Assets
	Special Purpose Entities–6.9%
$5,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.404% 7/30/31 †#	$3,532,200
6,357,168	Pyxis Master Trust 2006-7, 9.631% 10/1/37 †#	508,574
7,000,000	Steers Delaware Business Trust 2007-A, 7.243% 6/20/18 †#	6,737,500

		10,778,274

	Total Corporate Bonds–Investment Grade (cost $17,802,132)	10,778,274

Corporate Bonds–Below Investment Grade or Unrated–23.0% of Net Assets
	Apparel–0.3%
499,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	459,080

	Automotives–3.1%
3,325,000	Dana Corp., 3/15/10 in default ~	2,460,500
3,825,000	Metaldyne Corp., 11.000% 6/15/12	2,467,125

		4,927,625

	Basic Materials–3.8%
7,350,000	Key Plastics LLC, 11.750% 3/15/13 †	5,880,000

	Finance–1.3%
2,849,000	Advanta Capital Trust I, 8.990% 12/17/26	2,022,790

	Industrials–1.0%
794,668	Home Products Inc., pays-in-kind 3/20/17 #	540,430
1,159,000	Terphane Holding Corp., 12.500% 6/15/09 †	1,066,280

		1,606,710

	Investment Companies–0.4%
2,000,000	Regional Diversified Funding, Zero Coupon Bond 1/25/36 †#	640,000

	Manufacturing–1.1%
950,000	MAAX Corp., 6/15/12 in default ~	228,000
2,200,000	Propex Fabrics Inc., 10.000% 12/1/12	990,000
500,000	Wolverine Tube, Inc., 10.500% 4/1/09	475,000

		1,693,000

	Oil & Gas–2.3%
3,800,000	Seametric International, 11.625% 5/25/12 †#	3,496,000

	Retail–0.8%
1,523,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,309,780

	Special Purpose Entities–7.4%
1,500,000	Eirles Two Ltd. 262, 10.378% 8/3/21 #	1,125,000
4,700,000	Eirles Two Ltd. 263, 12.878% 8/3/21 #	3,196,000
1,000,000	MM Community Funding Ltd., 15.000% 8/1/31 †#	540,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Principal Amount/ Shares	Description	Value ‡

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Special Purpose Entities (continued)
$6,600,000	Preferred Term Securities XXII, Ltd., 10.000% 9/22/36 †	$2,498,100
5,000,000	Preferred Term Securities XXIII, Ltd., 10.000% 12/22/36 †	2,282,500
3,990,092	Pyxis Master Trust, 9.631% 10/1/37 †#	319,207
3,000,000	TPref Funding III Ltd., Zero Coupon Bond 1/15/33 †#	1,657,500

		11,618,307

	Telecommunications–1.5%
4,285,000	Primus Telecommunications GP, 8.000% 1/15/14	2,346,037

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $58,046,002)	35,999,329

Mortgage-backed Securities–Investment Grade–0.7% of Net Assets
	Collateralized Mortgage Obligations–0.7%
7,744,446	Harborview Mortgage Loan Trust 2003-2 1X, 1.980% 10/19/33 interest-only strips	496,829
5,320,295	Harborview Mortgage Loan Trust 2004-1 X, 1.691% 4/19/34 interest-only strips	121,202
913,953	Structured Asset Investment Loan Trust 2004-1 M5, 7.865% 2/25/34	246,956
1,305,645	Structured Asset Trust 2003-S A, 7.500% 12/28/33 †#	332,940

	Total Mortgage-Backed Securities–Investment Grade (cost $4,292,402)	1,197,927

Mortgage–Backed Securities–Below Investment Grade or Unrated–18.6% of Net Assets
	Collateralized Mortgage Obligations–18.6%
3,945,277	Countrywide Alternative Loan Trust 2006-6CB B4, 5.576% 5/25/36 #	963,476
7,401,912	Countrywide Alternative Loan Trust 2006-OA12 B4, 7.199% 9/20/46 #	740,191
47,853	First Nationwide Trust 2001-4 DB4, Zero Coupon Bond 9/25/31 #	5,247
3,620,500	Fremont Trust 2005-2 N3, 7.500% 6/25/35 †#	123,097
10,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 †#	4,750,000
16,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 †#	7,200,000
2,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 †#	360,000
11,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 †#	1,919,060
11,679,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 †#	1,523,759
5,699,730	Harborview Mortgage Loan Trust 2006-4 B11, 6.715% 5/19/47 †#	702,435
6,531,241	Harborview Mortgage Loan Trust 2006-5 B1, 6.715% 7/19/47 #	839,918
12,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 †#	384,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Principal Amount/ Shares	Description	Value ‡

Mortgage–Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Mortgage Obligations (continued)
$3,600,000	Long Beach Asset Holdings Corp. 2006-2 N3, Zero Coupon Bond 4/25/46 †#	$3,600
3,500,000	Long Beach Mortgage Loan Trust 2005-2 B2, 7.533% 4/25/35 †#	787,500
8,400,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.283% 8/25/35 †#	315,000
786,407	Meritage Mortgage Loan Trust 2004-2 B1, 8.115% 1/25/35 †#	13,369
6,000,000	Park Place Securities Inc. 2005-WCW2 M11, 7.365% 7/25/35 †#	495,000
5,000,000	Park Place Securities Inc. 2005-WCW3 M10, 7.365% 8/25/35 #	765,000
1,600,000	Park Place Securities Inc. 2005-WHQ4, 7.365% 9/25/35 †#	308,000
2,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 †#	1,805,600
3,842,000	Structured Asset Investment Loan Trust 2005-HE2 M10, 7.365% 7/25/35	1,747,952
7,264,313	Structured Asset Securities Corp. 1999-1 Note, 10.000% 8/25/28 †#	3,341,584

	Total Mortgage–Backed Securities–Below Investment Grade or Unrated (cost $85,565,063)	29,093,788

Municipal Securities–0.1% of Net Assets
23,931	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.000% 6/1/08	22,648
45,077	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	37,403
63,753	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	47,760

	Total Municipal Securities (cost $123,139)	107,811

Common Stocks–10.8% of Net Assets
	Basic Materials–0.3%
24,800	Horsehead Holdings ~	420,856

	Communications–0.1%
6,900	Citizens Communications Company	87,837
21,068	TerreStar Corporation ~	152,743

		240,580

	Consumer Products–0.1%
31,787	Home Products #~	954

	Energy–1.0%
285,400	Pinnacle Gas Resources, Inc. ~	1,307,132
17,700	Legacy Reserves LP	366,390

		1,673,522

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Principal Amount/ Shares	Description	Value ‡

Common Stocks (continued)
	Financials–4.3%
$19,900	Apollo Investment Corporation	$339,295
20,400	Compass Diversified Trust	303,960
82,800	FSI Realty Trust †~	165,600
828,000	FSI Realty Trust Regulation D †~	1,656,000
8,624	Grubb & Ellis Company	55,280
22,600	KKR Financial Corp.	317,530
110,294	Mid Country †#~	1,874,998
177,800	Muni Funding Co. †~	1,066,800
99,400	Star Asia Financial Ltd. †	919,450
13,200	TICC Capital Corp.	121,836

		6,820,749

	Healthcare–0.8%
451,000	Insight Health Services Holdings Corp. ~	1,353,000

	Industrial–1.1%
111,695	Intermet Corporation #~	13,403
2,800	Aircastle Limited	73,724
14,700	OceanFreight Inc.	282,681
48,600	Orion Marine Group ~	729,000
1,575	Port Townsend Paper Corp. ~	630,000

		1,728,808

	Insurance–0.1%
1,000	Providence Washington Insurance Companies #~	200

	Technology–3.0%
300,500	Banctec Inc. †~	1,803,000
311,989	Ness Technologies, Inc. ~	2,879,658
8,745	Taiwan Semiconductor Manufacturing Company Ltd.	87,100

		4,769,758

	Total Common Stocks (cost $40,110,198)	17,008,427

Preferred Securities–0.6% of Net Assets
3,000	ACA ABS 2006-2 Ltd. †#	300
16	Harborview 2006-8 †#~	1
127,133	Indymac Indx CI-1 Corp. †#~	156,373
5,000	Ischus CDO III †#	50,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Principal Amount/ Shares	Description	Value ‡

Preferred Securities (continued)
$5,250	Kleros Preferred Funding III †#~	$525,000
4,000	Montauk Point CDO II Ltd. †#	200,000
5,000	WEBS CDO 2006-1 PS †#	50

	Total Preferred Securities (cost $20,855,093)	931,724

Eurodollar Time Deposits–7.8% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated December 31, 2007, 3.150% maturing at $12,193,510 on January 2, 2008.	12,191,377

	Total Investments–93.6% of Net Assets (cost $510,378,867)	146,678,597

	Other Assets and Liabilities, net–6.4% of Net Assets	10,041,596

	Net Assets*	$156,720,193

†	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

‡	See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.

~	Non-income producing securities.

#	Securities valued at fair value—See Note 2 of the accompanying Notes to the Financial Statements.

*	There has been a material decline in net assets after December 31, 2007—See Note 10 of the accompanying Notes to the Financial Statements.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007 (UNAUDITED)

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Assets:
Investments in securities, at value	$47,033,475	$161,184,638	$134,487,220
Investments in repurchase agreements and time deposits	1,217,571	5,984,464	12,191,377

Total investments in securities	48,251,046	167,169,102	146,678,597

Dividends and interest receivable	723,910	4,399,199	8,185,986
Receivable for fund shares sold	4,502,090	482,560	659
Receivable for investments sold	—	—	4,436,719
Other Assets	—	9,946	29,972
Due from affiliates	—	83	4,326

Total assets	53,477,046	172,060,890	159,336,259

Liabilities:
Payable for fund shares redeemed	3,140,974	1,404,160	363,441
Dividends payable	271,957	1,759,518	1,933,441
Payable for investments purchased	—	—	92,746
Accrued expenses:
Advisory fees	12,380	64,643	112,565
Accounting fees	1,485	4,848	4,502
Distribution fees	6,318	38,695	37,760
Transfer agent fees	4,835	14,700	13,610
Other	32,687	34,296	58,001

Total liabilities	3,470,636	3,320,860	2,616,066

Net assets*	$50,006,410	$168,740,030	$156,720,193

Composition of Net Assets:
Common stock, $.001 par value	5,930	37,574	45,563
Paid-in capital	65,001,256	546,112,564	720,754,344
Undistributed net investment income/(loss)	—	31,669	1,418,382
Accumulated net realized gains/(losses) on investments	(2,702,617)	(100,983,955)	(201,797,826)
Net unrealized appreciation/(depreciation) on investments	(12,298,159)	(276,457,822)	(363,700,270)

Net assets*	$50,006,410	$168,740,030	$156,720,193

Investments, at identified cost	$60,549,205	$443,626,924	$510,378,867

Shares Outstanding and Net Asset Value Per Share:
Class A Shares
Net assets*	$32,575,350	$52,896,703	$43,330,430
Shares outstanding	3,862,415	11,779,186	12,609,859
Net asset value and redemption price per share	$8.43	$4.49	$3.44
Offering price per share	$8.56 (a)	$4.58 (b)	$3.53 (c)
Class C Shares
Net assets*	$1,398,260	$44,843,967	$38,175,338
Shares outstanding	166,423	10,000,491	11,091,949
Net asset value, offering and redemption price** per share	$8.40	$4.48	$3.44
Class I Shares
Net assets*	$16,032,800	$70,999,360	$75,214,425
Shares outstanding	1,900,789	15,794,550	21,861,482
Net asset value, offering and redemption price per share	$8.44	$4.50	$3.44
*	There has been a material decline in net assets after December 31, 2007—See Note 10 of the accompanying Notes to the Financial Statements.
**	Redemption price per share varies by length of time shares are held.
(a)	Computation of offering price per share: 100/98.5 of net asset value.
(b)	Computation of offering price per share: 100/98 of net asset value.
(c)	Computation of offering price per share: 100/97.5 of net asset value.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Investment Income:
Dividend income	$27,042	$848,062	$2,796,023 (a)
Interest income	2,503,902	10,187,981	17,934,474

Total investment income	2,530,944	11,036,043	20,730,497

Expenses:
Advisory fees	137,028	1,017,059	1,689,261
Accounting fees	11,745	76,279	67,570
Distribution service fees
Class A Shares	37,717	215,722	199,607
Class C Shares	8,065	535,144	407,142
Transfer agent fees	30,746	138,840	94,329
Legal fees	14,917	56,137	44,359
Audit fees	7,412	14,942	13,901
Custodian fees	5,923	5,804	8,945
Registration fees	13,327	25,079	32,509
Directors’ fees	7,304	7,304	7,304
Insurance premiums	1,500	9,899	9,337
Other	1,859	2,688	2,244

Total expenses	277,543	2,104,897	2,576,508
Expenses voluntarily waived by the Adviser	(39,151)	(1,664)	(16,389)

Net expenses	238,392	2,103,233	2,560,119

Net investment income/(loss)	2,292,552	8,932,810	18,170,378

Realized and Unrealized Gains/(Losses) on Investments
Net realized gains/(losses) on investments	(2,241,804)	(83,386,399)	(178,317,418)
Net realized gains/(losses) on expiration of options	—	—	—
Net change in unrealized appreciation/(depreciation)	(11,084,641)	(218,838,782)	(211,044,277)

Change in Net Assets Resulting From Operations	$(11,033,893)	$(293,292,371)	$(371,191,317)

(a)	Net of foreign taxes withheld of $16,435.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Short Term Bond Fund		Intermediate Bond Fund
	Six Months Ended December 31, 2007 (Unaudited)*	Year Ended June 30, 2007	Six Months Ended December 31, 2007 (Unaudited)*	Year Ended June 30, 2007
Change in Net Assets:
Operations:
Net investment income/(loss)	$2,292,552	$3,830,901	$8,932,810	$58,602,329
Net realized gains/(losses) on investments	(2,241,804)	(28,377)	(83,386,399)	913,146
Net change in unrealized appreciation/(depreciation) on investments	(11,084,641)	(39,446)	(218,838,782)	(43,839,492)

Change in net assets resulting from operations	(11,033,893)	3,763,078	(293,292,371)	15,675,983

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(886,219)	(827,912)	(8,175,959)	(21,532,088)
Class C Shares	(98,310)	(10,006)	(8,067,208)	(18,948,268)
Class I Shares	(1,341,877)	(3,051,704)	(7,646,772)	(18,452,995)

Total distribution to shareholders	(2,326,406)	(3,889,622)	(23,889,939)	(58,933,351)

Capital Transactions
Change in net assets resulting from capital transactions (Note 7)	(26,171,457)	23,411,418	(527,497,425)	389,659,575

Change in net assets	(39,531,756)	23,284,874	(844,679,735)	346,402,207

Net Assets
Beginning of period	89,538,166	66,253,292	1,013,419,765	667,017,558

End of period	$50,006,410	$89,538,166	$168,740,030	$1,013,419,765

Undistributed net investment income	$—	$—	$31,669	$31,669

*	There has been a material decline in net assets after December 31, 2007—See Note 10 of the accompanying Notes to the Financial Statements.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	High Income Fund
	Six Months Ended December 31, 2007 (Unaudited)*	Year Ended June 30, 2007
Change in Net Assets:
Operations:
Net investment income/(loss)	$18,170,378	$125,790,468
Net realized gains/(losses) on investments	(178,317,418)	13,810,759
Net change in unrealized appreciation/(depreciation) on investments	(211,044,277)	(110,971,050)

Change in net assets resulting from operations	(371,191,317)	28,630,177

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(13,216,625)	(61,511,869)
Class C Shares	(9,016,116)	(32,475,050)
Class I Shares	(15,868,903)	(43,853,012)
Distributions from net realized gain on investments
Class A Shares	—	(3,593,650)
Class C Shares	—	(1,976,827)
Class I Shares	—	(2,520,518)

Total distribution to shareholders	(38,101,644)	(145,930,926)

Capital Transactions
Change in net assets resulting from capital transactions (Note 7)	(490,922,995)	(27,485,988)

Change in net assets	(900,215,956)	(144,786,737)

Net Assets
Beginning of period	1,056,936,149	1,201,722,886

End of period	$156,720,193	$1,056,936,149

Undistributed net investment income	$1,418,382	$1,418,382

*	There has been a material decline in net assets after December 31, 2007—See Note 10 of the accompanying Notes to the Financial Statements.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income
Short Term Bond Fund
Class A Shares
Six Months Ended December 31, 2007 (Unaudited)*	$9.99	0.26	(1.55)	(1.29)	(0.27)
Year Ended June 30, 2007	$9.98	0.51	0.02	0.53	(0.52)
Year Ended June 30, 2006	$10.04	0.42	(0.04)	0.38	(0.44)
Period Ended June 30, 2005**	$10.24	0.31	(0.19)	0.12	(0.32)
Year Ended August 31, 2004	$10.22	0.29	0.02	0.31	(0.29)
Year Ended August 31, 2003	$9.94	0.36	0.28	0.64	(0.36)

Short Term Bond Fund
Class C Shares
Six Months Ended December 31, 2007 (Unaudited)*	$9.96	0.25	(1.55)	(1.30)	(0.26)
Year Ended June 30, 2007	$9.96	0.49	0.01	0.50	(0.50)
Period Ended June 30, 2006 (6)	$10.00	0.27	(0.02)	0.25	(0.29)

Short Term Bond Fund
Class I Shares
Six Months Ended December 31, 2007 (Unaudited)*	$9.99	0.28	(1.54)	(1.26)	(0.29)
Year Ended June 30, 2007	$9.98	0.53	0.02	0.55	(0.54)
Year Ended June 30, 2006	$10.04	0.44	(0.04)	0.40	(0.46)
Period Ended June 30, 2005*	$10.25	0.34	(0.20)	0.14	(0.35)
Year Ended August 31, 2004	$10.22	0.32	0.03	0.35	(0.32)
Year Ended August 31, 2003	$9.94	0.39	0.28	0.67	(0.39)

*	There has been a material decline in net assets after December 31, 2007—See Note 10 of the accompanying Notes to the Financial Statements.

**	The Fund changed its fiscal year from August 31 to June 30.

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(3)	Not annualized for periods less than one year.

(4)	Ratio annualized for periods less than one year.

(5)	This voluntary expense decrease is reflected in both the net investment income and expense ratios.

(6)	From the commencement of investment operations on November 4, 2005.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

				Ratios to Average Net Assets			Supplemental Data
Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return (1)(3)	Net Investment Income (4)	Net Expenses (4)	Expense Waiver/ Reimbursement (4)(5)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate (2)

—	(0.27)	$8.43	(13.03)%	5.78%	0.75%	0.10%	$32,575	16%
—	(0.52)	$9.99	5.36%	4.99%	0.74%	0.10%	$32,850	64%
—	(0.44)	$9.98	3.85%	4.18%	0.89%	0.03%	$4,986	47%
—	(0.32)	$10.04	1.21%	3.65%	1.08%	0.23%	$5,097	26%
—	(0.29)	$10.24	3.02%	2.76%	1.14%	0.23%	$7,396	92%
—	(0.36)	$10.22	6.57%	3.48%	1.19%	0.28%	$4,136	37%

—	(0.26)	$8.40	(13.16)%	5.58%	0.95%	0.10%	$1,398	16%
—	(0.50)	$9.96	5.06%	4.79%	0.94%	0.10%	$765	64%
—	(0.29)	$9.96	2.50%	3.98%	1.09%	0.03%	$81	47%

—	(0.29)	$8.44	(12.82)%	6.04%	0.50%	0.10%	$16,033	16%
—	(0.54)	$9.99	5.62%	5.24%	0.49%	0.10%	$55,923	64%
—	(0.46)	$9.98	4.12%	4.43%	0.64%	0.03%	$61,186	47%
—	(0.35)	$10.04	1.35%	3.97%	0.81%	0.39%	$66,896	26%
—	(0.32)	$10.25	3.44%	3.07%	0.84%	0.54%	$62,281	92%
—	(0.39)	$10.22	6.86%	3.84%	0.90%	0.60%	$40,957	37%

MORGAN KEEGAN SELECT FUND, INC.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income
Intermediate Bond Fund
Class A Shares
Six Months Ended December 31, 2007 (Unaudited)*	$9.46	(0.02)	(4.57)	(4.59)	(0.38)
Year Ended June 30, 2007	$9.83	0.66	(0.37)	0.29	(0.66)
Year Ended June 30, 2006	$9.93	0.66	(0.10)	0.56	(0.66)
Year Ended June 30, 2005	$10.03	0.70	(0.11)	0.59	(0.69)
Year Ended June 30, 2004	$10.39	0.74	(0.28)	0.46	(0.80)

Intermediate Bond Fund
Class C Shares
Six Months Ended December 31, 2007 (Unaudited)*	$9.45	(0.04)	(4.57)	(4.61)	(0.36)
Year Ended June 30, 2007	$9.83	0.62	(0.38)	0.24	(0.62)
Year Ended June 30, 2006	$9.92	0.62	(0.09)	0.53	(0.62)
Year Ended June 30, 2005	$10.03	0.67	(0.12)	0.55	(0.66)
Year Ended June 30, 2004	$10.38	0.71	(0.27)	0.44	(0.77)

Intermediate Bond Fund
Class I Shares
Six Months Ended December 31, 2007 (Unaudited)*	$9.46	(0.02)	(4.56)	(4.58)	(0.38)
Year Ended June 30, 2007	$9.84	0.68	(0.38)	0.30	(0.68)
Year Ended June 30, 2006	$9.93	0.68	(0.09)	0.59	(0.68)
Year Ended June 30, 2005	$10.04	0.73	(0.12)	0.61	(0.72)
Year Ended June 30, 2004	$10.39	0.77	(0.27)	0.50	(0.83)

*	There has been a material decline in net assets after December 31, 2007—See Note 10 of the accompanying Notes to the Financial Statements.

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(3)	Not annualized for periods less than one year.

(4)	Ratio annualized for periods less than one year.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

				Ratios to Average Net Assets		Supplemental Data
Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return (1)(3)	Net Investment Income (4)	Net Expenses (4)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate (2)

—	(0.38)	$4.49	(49.58)%	3.63%	0.79%	$52,897	6%
—	(0.66)	$9.46	2.88%	6.69%	0.76%	$358,282	61%
—	(0.66)	$9.83	5.77%	6.61%	0.78%	$232,900	71%
—	(0.69)	$9.93	6.05%	6.84%	0.78%	$191,439	49%
(0.02)	(0.82)	$10.03	4.68%	7.30%	0.81%	$98,194	47%

—	(0.36)	$4.48	(49.73)%	3.28%	1.15%	$44,844	6%
—	(0.62)	$9.45	2.42%	6.34%	1.11%	$348,522	61%
—	(0.62)	$9.83	5.51%	6.26%	1.13%	$227,244	71%
—	(0.66)	$9.92	5.58%	6.49%	1.13%	$174,382	49%
(0.02)	(0.79)	$10.03	4.42%	6.95%	1.16%	$107,801	47%

—	(0.38)	$4.50	(49.40)%	3.88%	0.54%	$70,999	6%
—	(0.68)	$9.46	3.03%	6.94%	0.51%	$306,616	61%
—	(0.68)	$9.84	6.14%	6.86%	0.53%	$206,874	71%
—	(0.72)	$9.93	6.21%	7.09%	0.53%	$118,180	49%
(0.02)	(0.85)	$10.04	5.04%	7.55%	0.56%	$44,489	47%

MORGAN KEEGAN SELECT FUND, INC.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income
High Income Fund
Class A Shares
Six Months Ended December 31, 2007 (Unaudited)*	$9.21	0.13	(5.35)	(5.22)	(0.55)
Year Ended June 30, 2007	$10.19	1.03	(0.80)	0.23	(1.14)
Year Ended June 30, 2006	$10.42	1.11	(0.11)	1.00	(1.11)
Year Ended June 30, 2005	$10.53	1.27	(0.03)	1.24	(1.21)
Year Ended June 30, 2004	$10.55	1.09	0.30	1.39	(1.11)

High Income Fund
Class C Shares
Six Months Ended December 31, 2007 (Unaudited)*	$9.21	0.11	(5.35)	(5.24)	(0.53)
Year Ended June 30, 2007	$10.19	0.98	(0.80)	0.18	(1.09)
Year Ended June 30, 2006	$10.42	1.06	(0.11)	0.95	(1.06)
Year Ended June 30, 2005	$10.54	1.22	(0.04)	1.18	(1.16)
Year Ended June 30, 2004	$10.55	1.04	0.31	1.35	(1.06)

High Income Fund
Class I Shares
Six Months Ended December 31, 2007 (Unaudited)*	$9.21	0.14	(5.35)	(5.21)	(0.56)
Year Ended June 30, 2007	$10.19	1.06	(0.80)	0.26	(1.17)
Year Ended June 30, 2006	$10.42	1.14	(0.11)	1.03	(1.14)
Year Ended June 30, 2005	$10.54	1.30	(0.04)	1.26	(1.24)
Year Ended June 30, 2004	$10.55	1.11	0.31	1.42	(1.13)

*	There has been a material decline in net assets after December 31, 2007—See Note 10 of the accompanying Notes to the Financial Statements.

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(3)	Not annualized for periods less than one year.

(4)	Ratio annualized for periods less than one year.

(5)	This voluntary expense decrease is reflected in both the net investment income and expense ratios.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

				Ratios to Average Net Assets			Supplemental Data
Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return (1)(3)	Net Investment Income (4)	Net Expenses (4)	Expense Waiver/ Reimbursement (4)(5)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate (2)

—	(0.55)	$3.44	(58.44)%	8.27%	1.14%	0.01%	$43,331	30%
(0.07)	(1.21)	$9.21	1.97%	10.46%	1.10%	—	$460,039	90%
(0.12)	(1.23)	$10.19	10.13%	10.83%	1.09%	—	$527,093	106%
(0.14)	(1.35)	$10.42	12.32%	12.15%	1.10%	—	$504,372	86%
(0.30)	(1.41)	$10.53	14.05%	10.23%	1.11%	—	$391,100	79%

—	(0.53)	$3.44	(58.56)%	7.76%	1.64%	0.01%	$38,175	30%
(0.07)	(1.16)	$9.21	1.46%	9.96%	1.60%	—	$268,429	90%
(0.12)	(1.18)	$10.19	9.58%	10.33%	1.59%	—	$294,721	106%
(0.14)	(1.30)	$10.42	11.65%	11.65%	1.60%	—	$276,194	86%
(0.30)	(1.36)	$10.54	13.59%	9.73%	1.61%	—	$219,313	79%

—	(0.56)	$3.44	(58.39)%	8.52%	0.89%	0.01%	$75,214	30%
(0.07)	(1.24)	$9.21	2.22%	10.71%	0.85%	—	$328,468	90%
(0.12)	(1.26)	$10.19	10.40%	11.08%	0.84%	—	$379,909	106%
(0.14)	(1.38)	$10.42	12.48%	12.40%	0.85%	—	$333,164	86%
(0.30)	(1.43)	$10.54	14.44%	10.48%	0.86%	—	$209,361	79%

MORGAN KEEGAN SELECT FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

(UNAUDITED)

1	Organization

Morgan Keegan Select Fund, Inc. (the “Company”) was organized as a Maryland corporation on October 27, 1998. The Company is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company consists of three portfolios, each with its own investment objective. The accompanying financial statements are for Regions Morgan Keegan Select Short Term Bond Fund (“Short Term Bond Fund”), Regions Morgan Keegan Select Intermediate Bond Fund (“Intermediate Bond Fund”) and Regions Morgan Keegan Select High Income Fund (“High Income Fund”) (each a “Fund” and, collectively, the “Funds”). Regions Morgan Keegan Select High Income Fund is closed to new investors. Any shareholder that owned this Fund in an existing account as of November 1, 2005 may purchase additional shares in their account. The Fund reserves its right to change this policy at any time.

The Funds offer three classes of shares: Class A Shares, Class C Shares and Class I Shares. The Articles of Incorporation permit the Directors to issue full and fractional shares of beneficial interest (with a par value of $0.001) for each class as follows:

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Class A Shares	100,000,000	100,000,000	300,000,000
Class C Shares	100,000,000	100,000,000	300,000,000
Class I Shares	100,000,000	100,000,000	300,000,000

Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under the Funds’ distribution plan and voting rights on matters affecting a single class of shares. Class A Shares are sold at net asset value (“NAV”) plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. Purchases of Class A Shares of $1 million or more are sold at NAV and have a 1% contingent deferred sales charge (“CDSC”) if the shares are redeemed within one year of purchase. Class C Shares and Class I Shares are sold without a sales charge at NAV per share. Class C Shares have a 1% CDSC if shares are redeemed within one year of purchase. Class I Shares are available only to a limited group of investors at the discretion of the Funds through special programs like employer-sponsored retirement plans, advisory accounts of the investment adviser and certain programs available through brokers, like wrap accounts. These programs usually involve special conditions and separate fees. The assets of each Fund of the Company are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

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Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Company on behalf of the Funds enters into contracts with vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last quoted bid price.

Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities and private placement securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc. (the “Adviser”)’s Valuation Committee, does not represent market value.

MORGAN KEEGAN SELECT FUND, INC.

Investments in open-end registered investment companies, if any, are valued at NAV as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or if available quotations are not believed to be reflective of market value, are valued at fair value as determined by the Adviser’s Valuation Committee using procedures established by and under the supervision of the Company’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Among the more specific factors that are considered by the Valuation Committee in determining the fair value of a security are: (1) type of security; (2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund’s holding; (5) for restricted securities, the discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies; (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) evaluation of the forces which influence the market in which these securities are purchased and sold.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

MORGAN KEEGAN SELECT FUND, INC.

The current market instability has also affected the liquidity of the Funds’ portfolios. Under current market conditions, many of the Funds’ portfolio securities may be deemed to be illiquid. “Illiquid securities” are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses can adversely impact the Funds’ NAVs per share. The Adviser and its affiliates may periodically purchase shares of the Funds at NAV or take other steps to provide liquidity but are not required to do so. Moreover, there is no assurance that these measures would be sufficient to avoid adverse impact on the Funds.

In light of the market instability and the complexity of fair value judgments, the Funds, effective August 2007, have retained an independent valuation consultant to assist in determining the fair value of certain of the Funds’ portfolio securities. Fair valuation procedures are currently being used to value a substantial portion of the assets of the Funds. The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in this valuation process.

The degree of judgment involved in determining the fair value of an investment security is dependent upon the availability of quoted market prices or observable market parameters. When observable market prices and parameters do not exist, judgment is necessary to estimate fair value. The valuation process takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, security seasoning, and market dislocation. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

As of December 31, 2007, certain debt securities held by Short Term Bond Fund, Intermediate Bond Fund and High Income Fund were fair valued and the value of these securities represented approximately 18.2%, 60.2% and 59.1% of the net assets of the Funds, respectively.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair

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value in GAAP and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Adviser is evaluating the application of FAS 157 to each Fund and is not in a position at this time to estimate the significance of its impact on each Fund’s financial statements. The Funds have chosen not to adopt this standard early.

Investment Transactions and Investment Income—Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

Federal Income Taxes—Each Fund of the Company is treated as a separate corporation for federal tax purposes. No provision for federal income or excise taxes is required because each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all its net investment income and net realized capital gains to its shareholders.

Expenses—Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Company are allocated among the respective Funds based upon relative net assets. Expenses directly attributable to a class of shares are charged directly to that class.

Class Allocations—The investment income, fees and expenses (other than class specific fees and expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets or another appropriate basis on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

Dividends and Other Distributions to Shareholders—Each Fund declares daily and pays monthly dividends to its shareholders from its net investment income. Each Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends are declared separately for each share class. No share class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific fees and expenses. Dividends and other distributions to shareholders are recorded on the ex-distribution date. The tax composition of each Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

MORGAN KEEGAN SELECT FUND, INC.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, net operating losses, paydowns and distributions), they are reclassified within the composition of net assets based on their federal tax treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized capital gains exceed such income and capital gains for tax purposes, they are reported as return of capital.

Repurchase Agreements—The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”). The Funds may invest in repurchase agreements with institutions that are deemed by the Adviser to be of good standing and creditworthy pursuant to the guidelines established by the Board of Directors. A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which is at all times at least equal to the principal amount of the repurchase transaction and accrued interest. In the event of counterparty default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. However, there could be potential losses to the Funds in the event of default or bankruptcy by the counterparty to the agreement if the Funds are delayed or prevented from exercising their rights to dispose of the collateral, including the risk of possible decline in the value of the collateral during the period while the Funds seek to assert their rights.

Options Writing—When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued

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securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Accounting Pronouncements—Effective December 31, 2007, the Funds became subject to FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 requires the evaluation, recognition, measurement, and disclosure in financial statements of tax positions taken on previously filed tax returns or expected to be taken on future returns. Each tax position must meet a recognition threshold that it is “more-likely-than-not” (i.e., has a likelihood of more than 50%), based on the technical merits, that the position will be sustained upon examination by the applicable taxing authority. In evaluating whether a tax position has met the threshold, a Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position not deemed to meet the “more-likely-than-not” threshold is recorded as a tax expense in the current year.

The Funds have reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major taxing jurisdictions, including the Internal Revenue Service. As of December 31, 2007, open taxable years consisted of the taxable years ended June 30, 2004, through 2007. No examination of any Fund is currently in progress.

Each Fund has reviewed all its open taxable years for all major taxing jurisdictions and concluded that application of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on any Fund’s tax return for the taxable year ended June 30, 2007. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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3	Agreements and Other Transactions with Affiliates

Investment Adviser—The Company, on behalf of the Funds, has entered into Investment Advisory Agreements with the Adviser, a wholly owned subsidiary of MK Holding, Inc., which is a wholly owned subsidiary of Regions Financial Corporation (“Regions”). Under the terms of the agreements, the Funds are charged the following annual management fees, before any waivers, which are calculated daily and paid monthly based on the average daily net assets of the Funds:

Fund	Annual Fee
Short Term Bond Fund	0.35	%(1)
Intermediate Bond Fund	0.40%
High Income Fund	0.75%

(1)

As of July 1, 2006, the Adviser agreed to voluntarily waive a portion of its contractual investment advisory fee. The investment advisory fee paid by Short Term Bond Fund after the waiver is 0.25%. The waiver is voluntary and the Adviser, in its sole discretion, may terminate the waiver at any time.

The Adviser contractually agreed to waive its fee and to reimburse each of the following Funds through October 31, 2008 to the extent each Fund’s annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) exceeds a specific percentage of net assets as follows:

Fund	Class A Shares	Class C Shares	Class I Shares
Short Term Bond Fund	0.90%	1.10%	0.65%
Intermediate Bond Fund	0.90%	1.25%	0.65%
High Income Fund	1.25%	1.75%	1.00%

In addition, the Adviser has voluntarily agreed to pay certain extraordinary expenses of the Funds.

Administrator—Administrative services are performed by Morgan Keegan & Company, Inc. (“Morgan Keegan”) on behalf of the three series of the Company under the Advisory Agreements. Morgan Keegan also provides an employee to serve as the Funds’ Chief Compliance Officer for which Morgan Keegan receives no additional compensation from the Funds.

Fund Accountant—The Company and Morgan Keegan have entered into a Fund Accounting Service Agreement, under which Morgan Keegan provides portfolio accounting services to the Funds for an annual fee of 0.03% based on the average daily net assets of the Funds.

Distributor—The Company has adopted two Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plans”), one with respect to Class A Shares

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and the other with respect to Class C Shares of the Funds. The 12b-1 Plans compensate Morgan Keegan, the Funds’ primary Distributor, and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares. Under the Class A Shares’ 12b-1 Plan, the Funds pay a fee at an annual rate of up to 0.25% of the average daily net assets with respect to Class A Shares of the Funds. Under the Class C Shares’ 12b-1 Plan, Short Term Bond Fund, Intermediate Bond Fund and High Income Fund pay a fee at an annual rate of 0.45%, 0.60% and 0.75%, respectively, of the average daily net assets with respect to Class C Shares of each Fund.

Sales Charges—Morgan Keegan received commissions on the sale of shares of the Funds. During the six months ended December 31, 2007, Morgan Keegan received front-end sales charges and contingent deferred sales charges as follows:

	Front End Sales Charges	Contingent Deferred Sales Charges
	Class A Shares	Class A Shares	Class C Shares
Short Term Bond Fund	$11,350	$16,284	$39,765
Intermediate Bond Fund	21,134	94,874	590,966
High Income Fund	81,674	228,186	107,707

Transfer Agent and Dividend Disbursing Agent—Morgan Keegan serves as the Transfer and Dividend Disbursing Agent for the Funds. Pursuant to the Transfer Agency and Service Agreement, each Fund pays Morgan Keegan an annual base fee per share class plus a variable fee based on the number of shareholder accounts.

Directors and Officers—Certain of the Officers and Directors of the Company are also Officers or Directors of the Adviser, Morgan Keegan or Regions. Such Officers and Directors of the Company who are “interested persons” as defined in the 1940 Act receive no salary or fees from the Funds.

Each Director who is not an interested person as described above (an “Independent Director”) receives from the Company an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board attended. Each chairperson of the Independent Directors Committee and Audit Committee receives from the Company annual compensation of $500. An additional $1,500 is paid to the Independent Directors for attending special Board meetings in person, and an additional $500 is paid for attending special Board meetings by telephone. For committee meetings that are not held in conjunction with a full Board meeting, an additional $1,000 is paid to the Independent Directors for attending in-person committee meetings, and $500 is paid for attending telephonic committee meetings. No Officer or Director is entitled to receive pension or retirement benefits from the Company.

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4	Investment Transactions

During the six months ended December 31, 2007, cost of purchases and proceeds from sales of investment securities (excluding short-term securities and U.S. government obligations) for each Fund were as follows:

	Long-Term Government Securities		All Other
Fund	Purchases	Sales	Purchases	Sales
Short Term Bond Fund	$—	$—	$9,265,919	$28,134,500
Intermediate Bond Fund	—	—	17,136,853	555,328,090
High Income Fund	—	—	73,683,749	560,773,138

5	Option Transactions

Transactions in options written during the six months ended December 31, 2007 were as follows:

High Income Fund
	Number of Contracts	Premiums Received
Options outstanding at June 30, 2007	103	$21,021
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	(103)	(21,021)

Options outstanding at December 31, 2007	—	$—

6	Capital Share Transactions

Capital share transactions for the Funds were as follows:

	Short Term Bond Fund
	Six Months Ended December 31, 2007		Year Ended June 30, 2007
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,524,013	$22,973,632	3,261,677	$32,858,564
Shares issued in reinvestment of distributions	14,541	135,252	20,720	208,533
Shares redeemed	(1,962,982)	(18,292,246)	(495,085)	(4,980,862)

Net change resulting from Class A Share transactions	575,572	$4,816,638	2,787,312	$28,086,235

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,706,771	$16,746,693	79,489	$795,508
Shares issued in reinvestment of distributions	4,066	37,987	376	3,773
Shares redeemed	(1,621,161)	(15,311,005)	(11,217)	(112,419)

Net change resulting from Class C Share transactions	89,676	$1,473,675	68,648	$686,862

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	Short Term Bond Fund
	Six Months Ended December 31, 2007		Year Ended June 30, 2007
Class I Shares	Shares	Dollars	Shares	Dollars
Shares sold	977,610	$9,196,915	1,474,851	$14,847,037
Shares issued in reinvestment of distributions	27,666	252,571	56,932	573,065
Shares redeemed	(4,699,954)	(41,911,256)	(2,064,218)	(20,781,781)

Net change resulting from Class I Share transactions	(3,694,678)	$(32,461,770)	(532,435)	$(5,361,679)

Net change resulting from Fund Share transactions	(3,029,430)	$(26,171,457)	2,323,525	$23,411,418

	Intermediate Bond Fund

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,707,136	$22,657,589	21,132,824	$209,032,014
Shares issued in reinvestment of distributions	454,698	3,157,547	851,413	8,365,742
Shares redeemed	(29,261,749)	(223,021,650)	(7,787,297)	(76,428,906)

Net change resulting from Class A Share transactions	(26,099,915)	$(197,206,514)	14,196,940	$140,968,850

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	3,107,000	$26,663,045	16,671,195	$164,668,745
Shares issued in reinvestment of distributions	676,766	4,705,524	1,279,127	12,568,157
Shares redeemed	(30,651,556)	(223,374,541)	(4,202,865)	(41,162,932)

Net change resulting from Class C Share transactions	(26,867,790)	$(192,005,972)	13,747,457	$136,073,970

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
Class I Shares	Shares	Dollars	Shares	Dollars
Shares sold	12,871,952	$89,138,678	16,044,367	$158,453,548
Shares issued in reinvestment of distributions	414,752	2,963,423	1,122,751	11,046,065
Shares redeemed	(29,892,740)	(230,387,040)	(5,793,542)	(56,882,858)

Net change resulting from Class I Share transactions	(16,606,036)	$(138,284,939)	11,373,576	$112,616,755

Net change resulting from Fund Share transactions	(69,573,741)	$(527,497,425)	39,317,973	$389,659,575

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	High Income Fund
	Six Months Ended December 31, 2007		Year Ended June 30, 2007
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,872,678	$18,964,978	9,054,573	$91,654,562
Shares issued in reinvestment of distributions	1,097,747	6,295,215	3,287,665	32,729,573
Shares redeemed	(41,317,818)	(298,309,635)	(14,118,737)	(139,246,736)

Net change resulting from Class A Share transactions	(37,347,393)	$(273,049,442)	(1,776,499)	$(14,862,601)

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,037,451	$6,050,103	3,387,735	$34,157,517
Shares issued in reinvestment of distributions	737,685	4,127,260	1,755,653	17,488,711
Shares redeemed	(19,823,458)	(140,203,216)	(4,921,796)	(48,943,539)

Net change resulting from Class C Share transactions	(18,048,322)	$(130,025,853)	221,592	$2,702,689

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
Class I Shares	Shares	Dollars	Shares	Dollars
Shares sold	9,935,712	$69,422,697	5,611,791	$56,457,173
Shares issued in reinvestment of distributions	1,674,397	9,057,868	3,088,116	30,756,055
Shares redeemed	(25,404,446)	(166,328,265)	(10,320,642)	(102,539,304)

Net change resulting from Class I Share transactions	(13,794,337)	$(87,847,700)	(1,620,735)	$(15,326,076)

Net change resulting from Fund Share transactions	(69,190,052)	$(490,922,995)	(3,175,642)	$(27,485,988)

7	Federal Tax Information

Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for gains/losses on principal payments of mortgage-backed and asset-backed securities and real estate investment trust adjustments.

Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAVs per share. Any undistributed net income and realized gain remaining at fiscal year-end is distributed in the following year.

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For the six months ended December 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Undistributed Net Investment Income	$33,854	$14,957,129	$19,931,266
Accumulated Net Realized Gain/(Loss) on Investments	(33,854)	(14,957,129)	(19,931,266)

Capital Loss Carryforwards—As of June 30, 2007, the following Funds had capital loss carryforwards, which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Expiring in 2012
Short Term Bond Fund	$155,499

For the fiscal year ended June 30, 2007, Short Term Bond Fund utilized $54,042 in capital loss carryforwards.

Post-October Losses Deferred—Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the fiscal year ended June 30, 2007, Short Term Bond Fund, Intermediate Bond Fund and High Income Fund had $271,460, $4,068,849 and $9,547,941, respectively, in post-October losses.

8	Below Investment Grade Debt Securities Risk

The Funds may invest in investment grade and below investment grade debt securities, including mortgage-backed and asset-backed securities. Below investment grade debt securities, commonly known as “junk bonds,” involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers may experience financial stress that could adversely affect their ability to service principal and interest payment

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obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

9	Pending Litigation

In late 2007 and early 2008, lawsuits were filed in the United States District Court for the Western District of Tennessee relating to certain fixed income funds managed by the Adviser, including the Funds. The complaints were filed as putative class actions on behalf of investors who purchased, held, or redeemed fund shares during specified periods. The complaints allege that the defendants misrepresented or failed to disclose material facts relating to portfolio composition, fair valuation, liquidity, and risk in fund registration statements and other documents. The complaints name various entities and individuals as defendants including, among others, the Adviser, Morgan Keegan, certain current and former Directors and Officers of the Funds and the Funds’ portfolio managers. The Funds are named as defendants in some but not all of the complaints. The complaints seek unspecified damages, including rescissory damages and plaintiffs’ reasonable costs and attorneys’ fees. No class has been certified and each of the proceedings is at a preliminary stage. Thus, an estimate of the financial impact, if any, of these lawsuits on the Funds cannot be made at this time.

10	Subsequent Event

There has been a material decline in net assets of the Funds after December 31, 2007 primarily due to change in paid-in capital (shareholder purchases, redemptions and dividend reinvestments), change in realized losses and change in unrealized losses. The change in net assets of each Fund during the period from December 31, 2007 to February 27, 2008 is as follows:

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Net assets as of December 31, 2007	$50,006,410	$168,740,030	$156,720,193
Change in paid-in capital	(30,713,109)	(24,437,887)	(9,719,560)
Change in realized losses	(2,393,325)	(23,719,333)	(28,783,551)
Change in unrealized gains/(losses)	(608,244)	(29,661,630)	1,688,006

Net assets as of February 27, 2008	$16,291,732	$90,921,180	$119,905,088

BOARD OF DIRECTORS AND OFFICERS

The following tables set forth information concerning the directors and officers of the Funds. All persons named as directors and officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan fund complex overseeing a total of eighteen portfolios. The Regions Morgan Keegan fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc.

An asterisk (*) indicates the directors who are “interested persons” of the Funds as defined by the 1940 Act by virtue of their positions with the Adviser, Morgan Keegan and/or Regions, the publicly held parent of the Adviser, or its other subsidiaries. The Statement of Additional Information for the Funds includes additional information about the Funds’ directors and is available upon request, without charge, by calling the Funds toll-free at 800-564-2188.

DIRECTORS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years and Other Directorships Held by Director

Allen B. Morgan, Jr.*(3) DOB 7/18/1942, Chairman and Director, Since 1999	Mr. Morgan has served as a Director and Vice-Chairman of Regions Financial Corporation since 2001 and 2003, respectively. He also has served as a Director of Morgan Asset Management, Inc. since 1993. Mr. Morgan has been Chairman of Morgan Keegan & Company, Inc. since 1969 and Executive Managing Director of Morgan Keegan & Company, Inc. since 1969.

J. Kenneth Alderman* DOB 7/10/1952, Director, Since 2003	Mr. Alderman has been President of Regions Morgan Keegan Trust and Vice-Chairman and Chief Executive Officer of Morgan Asset Management, Inc. since 2002. He has been Executive Vice President of Regions Financial Corporation since 2000. He is a Certified Public Accountant and he holds the Chartered Financial Analyst designation.

BOARD OF DIRECTORS AND OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years and Other Directorships Held by Director

Jack R. Blair(3) DOB 5/18/1942, Director, Since 2005	Mr. Blair serves as non-executive Chairman of DJO, Inc. (orthopedic equipment). He also serves as a director of NuVasive, Inc. (medical device company), Buckman Laboratories, Inc. (specialty chemicals manufacturer) and Active Implants Corporation (orthopedic medical device company). Mr. Blair served as non-executive Chairman of SCB Computer Technology, Inc. from September 2000 until March 2004 when the company was acquired by CIBER, Inc.

Albert C. Johnson DOB 10/24/1944, Director, Since 2005	Mr. Johnson has been an independent financial consultant since 1998. He also has served as a Director of Books-A-Million, Inc. since 2005. He was Senior Vice President and Chief Financial Officer of Dunn Investment Company (construction) from 1994 to 1998. He also was with Arthur Andersen LLP from 1965 to 1994, retiring as the Managing Partner of the firm’s Birmingham Office.

James Stillman R. McFadden DOB 9/26/1957, Director, Since 1999	Mr. McFadden has been Chief Manager of McFadden Communications, LLC (commercial printing) since 2002. He also has served as a Director for several private companies since 1997.

W. Randall Pittman DOB 11/11/1953, Director, Since 2003	Mr. Pittman has been Chief Financial Officer of Emageon Inc. (healthcare information systems) since 2002. From 1999 to 2002, he was Chief Financial Officer of BioCryst Pharmaceuticals, Inc. (biotechnology). From 1998 to 1999, he was Chief Financial Officer of ScandiPharm, Inc. (pharmaceuticals). From 1995 to 1998, he served as Senior Vice President – Finance of CaremarkRx (pharmacy benefit management). From 1983 to 1995, he held various positions with AmSouth

BOARD OF DIRECTORS AND OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years and Other Directorships Held by Director

Bancorporation (bank holding company), including Executive Vice President and Controller.

Mary S. Stone DOB 8/19/1950, Director, Since 2003	Ms. Stone has been a professor at the University of Alabama Culverhouse School of Accountancy since 1981 and held the Hugh Culverhouse Endowed Chair of Accountancy since 2002. She has served as Director of the Culverhouse School of Accountancy since 2004. She is also a former member of Financial Accounting Standards Advisory Council, AICPA, Accounting Standards Executive Committee and AACSB International Accounting Accreditation Committee. She is a Certified Public Accountant.

Archie W. Willis, III DOB 11/13/1957, Director, Since 2002	Mr. Willis has been President of Community Capital (financial advisory and real estate development) since 1999 and Vice President of Community Realty Company (real estate brokerage) since 1999. He was a First Vice President of Morgan Keegan & Company, Inc. from 1991 to 1999. He also has served as a Director of Memphis Telecom, LLC since 2001 and a Member of the Advisory Board of Tri-State Bank of Memphis since 2006.
(1)	The address of each Director is c/o the Company, 50 North Front Street, 21st Floor, Memphis, Tennessee 38103.

(2)	Each Director serves until his or her resignation or retirement.

(3)	Effective December 31, 2007, Messrs. Morgan and Blair retired as Directors of the Funds.

BOARD OF DIRECTORS AND OFFICERS

OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years

Brian B. Sullivan DOB 1/4/1955, President, Since 2006	Mr. Sullivan has served as President and Chief Investment Officer of Morgan Asset Management, Inc. since 2006. From 1999 to 2002 and from 2005 to 2007, Mr. Sullivan has served as President of AmSouth Asset Management, Inc., which merged into Morgan Asset Management, Inc. in late 2007. From 1996 to 1999 and from 2002 to 2005, Mr. Sullivan served as Vice President of AmSouth Asset Management, Inc. Since joining AmSouth Bank in 1982 through 1996, Mr. Sullivan served in various capacities including Equity Research Analyst and Chief Fixed Income Officer and was responsible for Employee Benefits Portfolio Management and Regional Trust Investments. He holds the Chartered Financial Analyst designation.

Thomas R. Gamble DOB 11/22/1942, Vice President, Since 2003	Mr. Gamble has been an executive at Regions Financial Corporation since 1981. He was a Corporate IRA Manager from 2000 to 2001 and a Senior Vice President and Manager of Employee Benefits at the Birmingham Trust Department of Regions Bank from 1981 to 2000.

J. Thompson Weller DOB 4/2/1965, Treasurer, Since 2006, and Assistant Secretary, Since 2003	Mr. Weller has been a Managing Director and Controller of Morgan Keegan & Company, Inc. since 2001. He was Senior Vice President and Controller of Morgan Keegan & Company, Inc. from 1998 to 2001, Controller and First Vice President from 1997 to 1998, Controller and Vice President from 1995 to 1997 and Assistant Controller from 1992 to 1995. Mr. Weller also served as a Business Systems Analyst in the Investment Information Division of Metropolitan Life Insurance Co. from 1991 to 1992. Mr. Weller was also with Arthur Andersen & Co. in 1988 and Andersen Consulting from 1989 to 1991.

BOARD OF DIRECTORS AND OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years

Charles D. Maxwell DOB 5/14/1954, Secretary and Assistant Treasurer, Since 1999	Mr. Maxwell has been Executive Managing Director, Chief Financial Officer, Treasurer and Secretary of Morgan Keegan & Company, Inc. since 2006. Mr. Maxwell previously served as Managing Director of Morgan Keegan & Company, Inc. from 1998 to 2006 and Assistant Treasurer and Assistant Secretary of Morgan Keegan & Company, Inc. from 1994 to 2006. Mr. Maxwell has been Secretary and Treasurer of Morgan Asset Management, Inc. since 1993. He was Senior Vice President of Morgan Keegan & Company, Inc. from 1995 to 1997. Mr. Maxwell also was with the accounting firm of Ernst & Young LLP from 1976 to 1986 and served as a Senior Manager from 1984 to 1986.

Michele F. Wood DOB 4/29/1969, Chief Compliance Officer, Since 2006	Ms. Wood has been the Chief Compliance Officer of Morgan Asset Management, Inc. since 2006 and is also a Senior Vice President of Morgan Keegan & Company, Inc. She was a Senior Attorney and First Vice President of Morgan Keegan & Company, Inc. from 2002 to 2006. She was a Staff Attorney with FedEx Corporation from 2001 to 2002 specializing in employment litigation. She was an Associate with Ford & Harrison LLP from 1997 to 2001.
(1)

The address of Messrs. Weller and Maxwell and Ms. Wood is 50 North Front Street, Memphis, Tennessee 38103. The address of Messrs. Sullivan and Gamble is 1901 6th Avenue North, 4th Floor, Birmingham, Alabama 35203.

(2)	Officers of the Funds are elected and appointed by the Board of Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

SUPPLEMENTAL INFORMATION

BOARD APPROVAL OF INVESTMENT

ADVISORY AGREEMENTS

On October 26, 2007, the continuance of the Investment Advisory Agreements (collectively, the “Agreements”) between Morgan Asset Management, Inc. (the “Adviser”) and Morgan Keegan Select Fund, Inc. (the “Company”), with respect to its series, Regions Morgan Keegan Select Short Term Bond Fund (“Short Term Bond Fund”), Regions Morgan Keegan Select Intermediate Bond Fund (“Intermediate Bond Fund”) and Regions Morgan Keegan Select High Income Fund (“High Income Fund”) (each a “Fund”, collectively, the “Funds”), were considered and unanimously approved by the Company’s Board of Directors and separately by the Independent Directors. The Board previously met in person on August 23, 2007 and continued the Agreements on an interim basis through October 31, 2007. The Independent Directors were assisted by independent legal counsel during their deliberations. The Independent Directors received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They also met with such counsel separately from representatives of the Adviser to discuss the contract review.

In evaluating the Agreements, the Board reviewed information furnished by the Adviser in response to questions submitted by independent legal counsel to the Independent Directors.

In approving the continuance of each Agreement, the Board determined that the terms of the Agreement are fair and reasonable and that approval of the Agreement on behalf of the applicable Fund is in the best interests of that Fund. The Board specifically considered the following, among other things, as relevant to its deliberations: (1) the nature, scope and quality of the services provided by the Adviser under the Agreements; (2) the performance of each Fund compared to its benchmark index and a peer group of investment companies; (3) the costs of the services provided and profits realized by the Adviser from its relationship with each Fund; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund. The Board also evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund and whether the Agreements were in the best interests of each Fund. In their deliberations, the Board did not identify any single factor or information as all-important or controlling, and each Director may have attributed different weights to the various factors.

SUPPLEMENTAL INFORMATION

With respect to the nature, extent and quality of the services provided by the Adviser, the Board considered the Adviser’s investment process, the qualifications and experience of the portfolio managers, and the experience and staffing of the Adviser’s investment research personnel who perform services for the Funds. The Board also noted the extensive responsibilities that the Adviser has as investment adviser to the Funds. In particular, the Board considered the responsibility for making investment decisions on behalf of the Funds and placing all orders for the purchase and sale of investments for the Funds. The Board further considered the Adviser’s policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers and reviewed the products the Adviser receives in connection with soft dollars generated by Fund brokerage. The Board also considered the Adviser’s financial condition and reviewed certain financial information regarding the Adviser and its affiliates (as applicable).

With respect to the performance of the Funds, the Board considered the performance of each Fund relative to its benchmark index and a peer group of investment companies pursuing broadly similar strategies. The Board also considered performance in relation to the degree of risk undertaken by the portfolio manager. The Board noted that during the past year Short Term Bond Fund underperformed its benchmark, while Intermediate Bond Fund and High Income Fund significantly underperformed their respective benchmarks. The Board also noted the extraordinary market developments in 2007 and the high level of net redemptions experienced by Intermediate Bond Fund and High Income Fund. The Board discussed each Fund’s performance with the Adviser and discussed steps that the Adviser had taken, or intended to take, to improve each Fund’s performance. The Board also determined to monitor closely the performance of Intermediate Bond Fund and High Income Fund on an ongoing basis.

The Board also examined the fees payable under the Agreements and the total expense ratio of each Fund in comparison to the fees and total expense ratios for its peer group. The Board noted that the advisory fee for each of the Short Term Bond Fund and High Income Fund was above the average for the Fund’s peer group, while the total expense ratio for each Fund was near the average for the Fund’s peer group. For the Intermediate Bond Fund, the Board noted that the advisory fee was near the average for the Fund’s peer group, while the total expense ratio for the Fund was below the average for the Fund’s peer group. In this connection, the Board evaluated the Adviser’s costs and profitability in providing services to the Funds, including the costs associated with personnel, systems, infrastructure and certain other expenses necessary to perform its functions. The Board determined that the Adviser’s profitability on a fund-by-fund and complex-wide basis was not excessive. The Board also determined that other than the service fees for other

SUPPLEMENTAL INFORMATION

services provided to the Funds by affiliates of the Adviser and certain soft dollar research services the Adviser obtains, the Adviser and its affiliates do not receive any material ancillary benefits as a result of the Adviser’s relationship with the Funds. In addition, the Board noted that for Short Term Bond Fund the Adviser has voluntarily waived a portion of its fees since July 1, 2006, and that the Adviser has contractually agreed to waive fees and reimburse expenses through October 31, 2008 to limit the total operating expenses of each of the Funds and further has voluntarily agreed to pay certain extraordinary expenses of the Funds.

The Board discussed other factors, including economies of scale as Fund asset levels increase, the level of fees the Adviser charges to other accounts for the same or similar services, the Adviser’s compliance systems, and the Funds’ compliance issues during the year.

Based on these considerations, the Board was satisfied that: (1) the Funds were likely to benefit from the nature, quality and extent of the Adviser’s services; and (2) the Adviser has the resources to provide the services and to carry out its responsibilities under the Agreements. The Board also concluded that the Adviser’s compensation, including ancillary benefits, is fair and reasonable.

Based on the foregoing, the Board, including the Independent Directors, approved continuation of the Agreements as in the best interests of the respective Funds.

SUPPLEMENTAL INFORMATION

PRIVACY POLICY NOTICE

Regions Morgan Keegan Select Funds, their distributor (Morgan Keegan & Company, Inc.) and their agents (referred to as the “Funds,” “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect

The Funds collect nonpublic personal information about you from the following sources:

■

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

■

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

■	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share the nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

■	We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information

SUPPLEMENTAL INFORMATION

may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

■

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

■

We may disclose all of the information we collect, as described above, to companies that perform marketing or other services on our behalf or to other financial institutions with whom we have agreements, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service. For example, we may share information about you for these limited purposes with the bank, broker-dealer or other financial intermediary through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any non-affiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information. Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

SUPPLEMENTAL INFORMATION

Employee Access To Information

All of the Funds’ employees and agents must adhere to the Funds’ policy on confidentiality. Access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

■

The Funds’ website (www.rmkfunds.com) gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

■	Information or data entered into a website will be retained.

■

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

■

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal

SUPPLEMENTAL INFORMATION

account information or change account registration. We can, however, use e-mail to provide you with the necessary forms. You can also use customer service to do so. Call us toll-free at 800-564-2188.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The Funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

PROXY VOTING POLICIES & RECORD OF VOTING ACTIVITY

The Funds vote proxies related to their portfolio securities according to a set of policies and procedures approved by the Funds’ Board of Directors. You may view the proxy voting activity for each Fund during the most recent twelve month period ended June 30 as well as a description of the policies and procedures, without charge, by calling 800-564-2188, by visiting the Fund’s website at www.rmkfunds.com or by visiting the SEC’s website at www.sec.gov.

SUPPLEMENTAL INFORMATION

QUARTERLY REPORTS ON PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings as of the first and third quarters of their fiscal years on Form N-Q with the SEC no more than sixty days after the close of those quarters. You may obtain the Funds’ Form N-Q filings, without charge, by calling 800-564-2188 or you may view these filings by visiting the SEC’s website at www.sec.gov. The Funds’ last Form N-Q filing is available on the Funds’ website at www.rmkfunds.com. The Funds’ Form N-Q filings may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room. A description of the Funds’ policies and procedures with respect to disclosure of its portfolio securities is available in the Funds’ Statement of Additional Information.

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2007, the amount of long-term capital gain designated by Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund was $0, $0 and $0, respectively.

For the fiscal year ended June 30, 2007, 1.07%, 1.73% and 5.33% of the income dividends paid by Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund, respectively, (1) qualified as “qualified dividend income,” which generally is subject to a maximum tax rate of 15%, for individual stockholders (complete information is reported on Form 1099-DIV) and (2) qualified for the dividends-received deduction available to corporate stockholders.

SUPPLEMENTAL INFORMATION

SERVICE PROVIDERS

INVESTMENT ADVISER Morgan Asset Management, Inc. 1901 6th Avenue North, 4th Floor Birmingham, Alabama 35203	LEGAL COUNSEL Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street, N.W. Washington, DC 20006

CUSTODIAN State Street Bank & Trust Company 801 Pennsylvania Avenue Kansas City, Missouri 64105	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP One North Wacker Chicago, Illinois 60606

ADMINISTRATOR, DISTRIBUTOR & TRANSFER AGENT Morgan Keegan & Company, Inc. Morgan Keegan Tower 50 North Front Street Memphis, Tennessee 38103

Shares of Regions Morgan Keegan Select Funds, like shares of all mutual funds, are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. An investor should consider each Fund’s investment objectives, risks and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Funds’ prospectus. To obtain a prospectus, call toll-free 800-564-2188. Please read the prospectus carefully before investing.

REGIONS MORGAN KEEGAN FUND COMPLEX

The Regions Morgan Keegan fund complex offers mutual funds with a broad variety of investment objectives to meet the financial needs of all types of investors. With approximately $4 billion in assets, the fund complex includes five equity funds, one balanced fund, five bond funds, one tax-exempt bond fund, two money market funds and four closed-end bond funds. You may see an overview of each Fund by visiting the Funds’ website at www.rmkfunds.com. You may also download each Fund’s most recent marketing flyer, prospectus, and annual and semi-annual reports to shareholders.

REGIONS MORGAN KEEGAN SELECT FAMILY OF FUNDS

■	EQUITY FUNDS

Regions Morgan Keegan Select Mid Cap Growth Fund

Regions Morgan Keegan Select Growth Fund

Regions Morgan Keegan Select Core Equity Fund

Regions Morgan Keegan Select Mid Cap Value Fund

Regions Morgan Keegan Select Value Fund

■	BALANCED FUND

Regions Morgan Keegan Select Balanced Fund

■	BOND FUNDS

Regions Morgan Keegan Select High Income Fund

Regions Morgan Keegan Select Intermediate Bond Fund

Regions Morgan Keegan Select Fixed Income Fund

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Regions Morgan Keegan Select Short Term Bond Fund

■	TAX-EXEMPT BOND FUND

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

■	MONEY MARKET FUNDS

Regions Morgan Keegan Select Treasury Money Market Fund

Regions Morgan Keegan Select Money Market Fund

REGIONS MORGAN KEEGAN CLOSED-END FUNDS

■	RMK Advantage Income Fund, Inc. (NYSE: RMA)
■	RMK High Income Fund, Inc. (NYSE: RMH)
■	RMK Multi-Sector High Income Fund, Inc. (NYSE: RHY)
■	RMK Strategic Income Fund, Inc. (NYSE: RSF)

Morgan Keegan & Company, Inc. is a full service broker dealer that provides personalized investment services to its clients from over 400 offices in 19 states. Please access our website www.morgankeegan.com to locate the Morgan Keegan branch nearest you or contact us at 800-366-7426. Morgan Keegan & Company, Inc. is a wholly owned subsidiary of Regions Financial Corporation, a regional financial holding company (NYSE: RF).

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Florida

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Illinois

Indiana

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Louisiana

Maryland

Massachusetts

Mississippi

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Tennessee

Texas

Virginia

Select FUNDS

Regions Morgan Keegan™

Item 2.	Code of Ethics.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 3.	Audit Committee Financial Expert.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 4.	Principal Accountant Fees and Services.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Fund.

Item 6.	Schedule of Investments.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Fund.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Fund.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Fund.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Fund’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Fund’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Fund on Form N-CSR and Form N-Q is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure.

(b)	The Fund’s certifying officers are not aware of any changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal controls over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Fund specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund): Morgan Keegan Select Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer
Date: March 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer
Date: March 4, 2008

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer
Date: March 4, 2008